Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Overlay B Portfolio

December 31, 2021 (unaudited)

	Principal Amount (000)		U.S. $ Value

INFLATION-LINKED SECURITIES – 22.2%
Australia – 0.3%
Australia Government Bond Series 30CI 2.50%, 09/20/2030(a)	AUD	2,577	$3,014,946

Canada – 0.2%
Canadian Government Real Return Bond 0.50%, 12/01/2050	CAD	1,097	1,028,478
1.50%, 12/01/2044		1,506	1,639,320

			2,667,798

United States – 21.7%
U.S. Treasury Inflation Index 0.125%, 07/15/2022 (TIPS)(b)	U.S.$	21,077	21,590,664
0.125%, 01/15/2023-07/15/2031 (TIPS)		87,131	94,314,722
0.25%, 01/15/2025-07/15/2029 (TIPS)		21,850	24,008,503
0.375%, 07/15/2023-01/15/2027 (TIPS)		27,150	29,390,254
0.375%, 07/15/2027 (TIPS)(c)		18,395	20,429,569
0.50%, 01/15/2028 (TIPS)		2,315	2,591,225
0.625%, 01/15/2024-01/15/2026 (TIPS)		17,539	18,865,403
0.75%, 07/15/2028 (TIPS)		13,500	15,467,890
0.875%, 01/15/2029 (TIPS)		8,687	10,050,142
1.75%, 01/15/2028 (TIPS)		3,963	4,753,303
2.375%, 01/15/2027 (TIPS)		4,230	5,111,763
2.50%, 01/15/2029 (TIPS)		6,465	8,263,536
3.875%, 04/15/2029 (TIPS)		3,187	4,438,546

			259,275,520

Total Inflation-Linked Securities (cost $251,296,816)			264,958,264

GOVERNMENTS - TREASURIES – 20.6%
Australia – 0.9%
Australia Government Bond
Series 144 3.75%, 04/21/2037(a)	AUD	655	584,678
Series 145 2.75%, 06/21/2035(a)		1,875	1,504,214
Series 150 3.00%, 03/21/2047(a)		4,135	3,345,302
Series 156 2.75%, 05/21/2041(a)		2,530	1,973,177
Series 163 1.00%, 11/21/2031(a)		2,709	1,851,061
Series 164 0.50%, 09/21/2026(a)		1,770	1,238,712

			10,497,144

	Principal Amount (000)		U.S. $ Value

Austria – 0.2%
Republic of Austria Government Bond 0.50%, 02/20/2029(a)	EUR	1,985	$2,361,076

Canada – 0.2%
Canadian Government Bond 2.00%, 12/01/2051	CAD	3,475	2,955,707

China – 1.1%
China Government Bond
Series 1827 3.25%, 11/22/2028	CNY	8,590	1,384,572
Series INBK 2.68%, 05/21/2030		18,020	2,782,791
3.01%, 05/13/2028		6,140	975,435
3.27%, 11/19/2030		18,580	3,012,309
3.39%, 03/16/2050		16,520	2,576,226
3.81%, 09/14/2050		15,000	2,513,210

			13,244,543

Germany – 1.2%
Bundesrepublik Deutschland Bundesanleihe Zero Coupon, 08/15/2030-08/15/2050(a)	EUR	4,372	4,906,487
Series 3 4.75%, 07/04/2034(a)		1,070	1,981,357
Series G Zero Coupon, 08/15/2031-08/15/2050(a)		6,570	7,574,373

			14,462,217

Ireland – 0.1%
Ireland Government Bond 1.35%, 03/18/2031(a)		571	723,894

Italy – 1.1%
Italy Buoni Poliennali Del Tesoro 0.25%, 03/15/2028(a)		4,885	5,423,922
0.95%, 09/15/2027(a)		6,390	7,429,606
1.50%, 04/30/2045(a)		642	686,031

			13,539,559

Japan – 2.2%
Japan Government Ten Year Bond
Series 358 0.10%, 03/20/2030	JPY	1,210,150	10,626,133
Series 360 0.10%, 09/20/2030		153,450	1,345,379
Japan Government Thirty Year Bond
Series 36 2.00%, 03/20/2042		35,600	399,442
Series 65 0.40%, 12/20/2049		188,950	1,530,096
Series 68 0.60%, 09/20/2050		296,000	2,524,530

	Principal Amount (000)		U.S. $ Value

Japan Government Twenty Year Bond
Series 143 1.60%, 03/20/2033	JPY	176,850	$1,785,320
Series 150 1.40%, 09/20/2034		387,400	3,868,881
Series 171 0.30%, 12/20/2039		112,650	958,960
Series 177 0.40%, 06/20/2041		334,950	2,875,509

			25,914,250

Malaysia – 0.2%
Malaysia Government Bond
Series 0117 3.882%, 03/10/2022	MYR	6,236	1,502,562
Series 0310 4.498%, 04/15/2030		4,736	1,206,059

			2,708,621

South Korea – 0.3%
Korea Treasury Bond Series 3012 1.50%, 12/10/2030	KRW	4,363,790	3,438,725

Spain – 0.4%
Spain Government Bond 1.00%, 07/30/2042(a)	EUR	2,776	3,063,385
1.20%, 10/31/2040(a)		1,249	1,437,841

			4,501,226

United Kingdom – 0.4%
United Kingdom Gilt 1.25%, 07/31/2051(a)	GBP	628	870,988
1.50%, 07/31/2053(a)		215	320,916
1.75%, 09/07/2037(a)		2,663	3,907,967

			5,099,871

United States – 12.3%
U.S. Treasury Bonds 1.125%, 08/15/2040(b)	U.S.$	6,750	5,910,469
1.75%, 08/15/2041		6,714	6,529,073
1.875%, 02/15/2051		11,510	11,440,159
2.00%, 11/15/2041-08/15/2051		5,642	5,774,530
2.25%, 08/15/2046-08/15/2049		1,444	1,540,374
2.375%, 11/15/2049		450	496,477
2.875%, 05/15/2049		905	1,094,484
3.375%, 11/15/2048		495	650,152
3.625%, 08/15/2043		1,873	2,437,599
4.375%, 11/15/2039(c)		5,290	7,386,989
U.S. Treasury Notes 0.125%, 08/31/2022-08/15/2023		26,812	26,751,310
0.25%, 05/31/2025		2,525	2,456,746
0.375%, 04/15/2024-01/31/2026		19,330	18,895,709
0.50%, 03/15/2023		5,345	5,345,835

	Principal Amount (000)		U.S. $ Value

0.875%, 09/30/2026	U.S.$	9,522	$9,357,849
1.125%, 02/15/2031		1,975	1,919,162
1.25%, 11/30/2026-08/15/2031		9,918	9,775,745
1.375%, 11/15/2031		992	980,741
1.50%, 02/15/2030(c)		3,867	3,891,773
1.625%, 05/15/2026		6,600	6,714,367
2.125%, 05/31/2026(b)		8,435	8,765,810
2.75%, 02/15/2028		2,236	2,417,675
2.875%, 09/30/2023		5,987	6,215,254

			146,748,282

Total Governments - Treasuries (cost $247,594,574)			246,195,115

CORPORATES - INVESTMENT GRADE – 15.0%
Industrial – 8.1%
Basic – 0.7%
Alpek SAB de CV 3.25%, 02/25/2031(a)		679	680,188
4.25%, 09/18/2029(a)		478	507,666
Gold Fields Orogen Holdings BVI Ltd. 5.125%, 05/15/2024(a)		276	293,992
GUSAP III LP 4.25%, 01/21/2030(a)		905	958,904
Industrias Penoles SAB de CV 4.75%, 08/06/2050(a)		495	540,880
Inversiones CMPC SA 4.375%, 04/04/2027(a)		935	1,025,461
Inversiones CMPC SA/Cayman Islands Branch 4.375%, 05/15/2023(a)		467	480,806
LyondellBasell Industries NV 5.75%, 04/15/2024		277	301,661
Nexa Resources SA 6.50%, 01/18/2028(a)		405	444,943
Suzano Austria GmbH 2.50%, 09/15/2028		1,282	1,236,730
3.75%, 01/15/2031		586	594,717
WRKCo, Inc. 4.00%, 03/15/2028		519	572,810
Yamana Gold, Inc. 2.63%, 08/15/2031(a)		981	946,979

			8,585,737

Capital Goods – 0.2%
Flowserve Corp. 2.80%, 01/15/2032		530	516,294
General Electric Co. 1.875%, 05/28/2027	EUR	102	125,231
Parker-Hannifin Corp. 3.25%, 06/14/2029	U.S.$	223	236,191
Raytheon Technologies Corp. 4.125%, 11/16/2028		671	750,896
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025		162	169,079
4.40%, 03/15/2024		343	363,604

			2,161,295

	Principal Amount (000)		U.S. $ Value

Communications - Media – 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.80%, 03/01/2050	U.S.$	167	$187,204
5.125%, 07/01/2049		256	296,476
5.375%, 05/01/2047		140	167,207
5.75%, 04/01/2048		130	162,326
Discovery Communications LLC 4.65%, 05/15/2050		184	216,517
5.20%, 09/20/2047		599	740,680
5.30%, 05/15/2049		262	331,265
Fox Corp. 4.709%, 01/25/2029		210	240,055
5.576%, 01/25/2049		346	471,833
Interpublic Group of Cos., Inc. (The) 4.65%, 10/01/2028		156	179,157
Netflix, Inc. 3.625%, 05/15/2027	EUR	275	359,512
4.625%, 05/15/2029		260	369,610
5.875%, 11/15/2028	U.S.$	1,118	1,347,984
Prosus NV 3.68%, 01/21/2030(a)		786	808,745
Tencent Holdings Ltd. 1.81%, 01/26/2026(a)		930	926,397
2.39%, 06/03/2030(a)		460	450,455
3.24%, 06/03/2050(a)		525	495,567
Time Warner Cable LLC 4.50%, 09/15/2042		494	536,993
Weibo Corp. 3.375%, 07/08/2030		2,373	2,340,816

			10,628,799

Communications - Telecommunications – 0.4%
AT&T, Inc. 3.50%, 09/15/2053		570	576,127
3.65%, 09/15/2059		352	355,323
4.30%, 12/15/2042		625	704,863
Series B 2.875%, 03/02/2025(d)	EUR	400	456,365
British Telecommunications PLC 9.625%, 12/15/2030	U.S.$	247	363,209
T-Mobile USA, Inc. 2.625%, 04/15/2026-02/15/2029		590	590,393
2.875%, 02/15/2031		686	677,274
3.375%, 04/15/2029(a)		398	406,072
3.40%, 10/15/2052(a)		388	386,886

			4,516,512

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Automotive – 0.5%
General Motors Co. 6.125%, 10/01/2025	U.S.$	169	$194,309
6.80%, 10/01/2027		100	122,969
General Motors Financial Co., Inc. 5.25%, 03/01/2026		339	380,215
Harley-Davidson Financial Services, Inc. 3.35%, 06/08/2025(a)		1,930	2,022,332
Harley-Davidson, Inc. 3.50%, 07/28/2025		327	344,825
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(a)		1,550	1,673,706
Volkswagen International Finance NV 0.875%, 09/22/2028(a)	EUR	700	819,376

			5,557,732

Consumer Cyclical - Other – 0.3%
Las Vegas Sands Corp. 3.50%, 08/18/2026	U.S.$	313	316,834
3.90%, 08/08/2029		1,692	1,701,712
Marriott International, Inc./MD Series EE 5.75%, 05/01/2025		77	86,713
MDC Holdings, Inc. 6.00%, 01/15/2043		1,027	1,295,746

			3,401,005

Consumer Cyclical - Retailers – 0.3%
Advance Auto Parts, Inc. 3.90%, 04/15/2030		1,234	1,350,452
InRetail Consumer 3.25%, 03/22/2028(a)		602	597,034
Lowe’s Cos., Inc. 3.65%, 04/05/2029		233	255,366
Ross Stores, Inc. 4.70%, 04/15/2027		1,097	1,236,889

			3,439,741

Consumer Non-Cyclical – 0.9%
Altria Group, Inc. 3.125%, 06/15/2031	EUR	768	971,335
3.40%, 05/06/2030	U.S.$	985	1,022,873
4.80%, 02/14/2029		200	225,874
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.70%, 02/01/2036		431	520,622
BAT Capital Corp. 2.259%, 03/25/2028		1,614	1,574,522
2.726%, 03/25/2031		313	304,010
4.70%, 04/02/2027		245	269,973
Baxalta, Inc. 3.60%, 06/23/2022		56	56,497
British American Tobacco PLC Series 5.25 3.00%, 09/27/2026(a) (d)	EUR	673	751,468
Cencosud SA 5.15%, 02/12/2025(a)	U.S.$	997	1,074,766
Cigna Corp. 4.375%, 10/15/2028		416	472,909

	Principal Amount (000)		U.S. $ Value

CVS Health Corp. 4.30%, 03/25/2028	U.S.$	32	$35,934
Imperial Brands Finance Netherlands BV 1.75%, 03/18/2033(a)	EUR	631	700,872
Kimberly-Clark de Mexico SAB de CV 2.431%, 07/01/2031(a)	U.S.$	497	493,117
Mondelez International Holdings Netherlands BV 0.25%, 09/09/2029(a)	EUR	449	499,327
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031	U.S.$	810	792,447
Sigma Alimentos SA de CV 4.125%, 05/02/2026(a)		207	219,006
Takeda Pharmaceutical Co., Ltd. 4.40%, 11/26/2023		676	715,391

			10,700,943

Energy – 1.9%
BP Capital Markets America, Inc. 2.939%, 06/04/2051		1,736	1,677,045
BP Capital Markets PLC 3.625%, 03/22/2029(a) (d)	EUR	570	697,713
Cenovus Energy, Inc. 4.25%, 04/15/2027	U.S.$	54	58,929
4.40%, 04/15/2029		1,571	1,738,579
Chevron USA, Inc. 3.85%, 01/15/2028		173	192,215
Continental Resources, Inc./OK 2.875%, 04/01/2032(a)		1,225	1,198,798
5.75%, 01/15/2031(a)		905	1,066,741
Devon Energy Corp. 5.60%, 07/15/2041		1,024	1,289,103
Enbridge Energy Partners LP 7.375%, 10/15/2045		1,467	2,287,376
Energy Transfer LP 3.90%, 07/15/2026		407	438,608
4.75%, 01/15/2026		510	557,802
6.25%, 04/15/2049		1,320	1,726,203
Eni SpA 4.25%, 05/09/2029(a)		775	870,681
Series NC9 3.375%, 07/13/2029(a) (d)	EUR	590	704,441
Marathon Petroleum Corp. 5.125%, 12/15/2026	U.S.$	269	306,749
6.50%, 03/01/2041		240	331,020
Oleoducto Central SA 4.00%, 07/14/2027(a)		1,046	1,039,985
ONEOK Partners LP 6.125%, 02/01/2041		96	121,593
ONEOK, Inc. 4.00%, 07/13/2027		263	284,448
4.35%, 03/15/2029		333	365,344
6.35%, 01/15/2031		587	739,978

	Principal Amount (000)		U.S. $ Value

Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/2029	U.S.$	347	$360,869
3.80%, 09/15/2030		177	186,323
4.50%, 12/15/2026		82	90,020
Suncor Energy, Inc. 6.50%, 06/15/2038		166	227,538
6.80%, 05/15/2038		436	612,515
6.85%, 06/01/2039		348	501,256
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(a)		438	437,256
TotalEnergies SE Series NC7 1.625%, 10/25/2027(a) (d)	EUR	390	440,578
TransCanada PipeLines Ltd. 6.10%, 06/01/2040	U.S.$	1,255	1,741,363
7.625%, 01/15/2039		494	769,133
Valero Energy Corp. 6.625%, 06/15/2037		120	162,306

			23,222,508

Other Industrial – 0.1%
Alfa SAB de CV 5.25%, 03/25/2024(a)		668	706,118
CITIC Ltd. 2.85%, 02/25/2030(a)		626	636,877

			1,342,995

Services – 0.4%
Alibaba Group Holding Ltd. 2.125%, 02/09/2031		1,664	1,607,673
Booking Holdings, Inc. 4.625%, 04/13/2030		1,321	1,539,982
Expedia Group, Inc. 4.625%, 08/01/2027		477	533,062
6.25%, 05/01/2025(a)		33	37,246
Global Payments, Inc. 3.20%, 08/15/2029		253	263,426
IHS Markit Ltd. 4.25%, 05/01/2029		232	262,828
4.75%, 08/01/2028		51	58,969
Moody’s Corp. 4.25%, 02/01/2029		347	392,343

			4,695,529

Technology – 1.2%
Baidu, Inc. 1.625%, 02/23/2027		1,048	1,018,195
3.075%, 04/07/2025		496	513,345
3.425%, 04/07/2030		401	421,138
Broadcom, Inc. 3.137%, 11/15/2035(a)		245	246,277
3.187%, 11/15/2036(a)		984	987,188
4.11%, 09/15/2028		845	927,193
4.15%, 11/15/2030		954	1,057,986

	Principal Amount (000)		U.S. $ Value

Dell International LLC/EMC Corp. 6.02%, 06/15/2026	U.S.$	551	$638,471
8.35%, 07/15/2046		93	155,752
Fidelity National Information Services, Inc. 1.00%, 12/03/2028	EUR	126	145,931
Fiserv, Inc. 3.50%, 07/01/2029	U.S.$	758	815,237
Hewlett Packard Enterprise Co. 4.90%, 10/15/2025		680	754,630
Infor, Inc. 1.75%, 07/15/2025(a)		398	396,101
KLA Corp. 4.10%, 03/15/2029		108	122,200
Kyndryl Holdings, Inc. 2.05%, 10/15/2026(a)		1,611	1,570,982
Micron Technology, Inc. 4.185%, 02/15/2027		749	822,334
NXP BV/NXP Funding LLC 5.55%, 12/01/2028(a)		445	533,249
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.40%, 05/01/2030(a)		261	277,932
Oracle Corp. 2.875%, 03/25/2031		441	443,210
3.95%, 03/25/2051		1,097	1,141,495
SK Hynix, Inc. 2.375%, 01/19/2031(a)		468	450,684
VeriSign, Inc. 2.70%, 06/15/2031		212	213,436
Western Digital Corp. 2.85%, 02/01/2029		192	193,816
3.10%, 02/01/2032		432	435,111

			14,281,893

Transportation - Airlines – 0.1%
Delta Air Lines, Inc. 7.00%, 05/01/2025(a)		411	470,324
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)		488	513,569
4.75%, 10/20/2028(a)		563	615,838

			1,599,731

Transportation - Railroads – 0.0%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		412	437,771

Transportation - Services – 0.2%
ENA Master Trust 4.00%, 05/19/2048(a)		1,113	1,118,078
FedEx Corp. 0.45%, 05/04/2029	EUR	667	747,214

			1,865,292

			96,437,483

	Principal Amount (000)		U.S. $ Value

Financial Institutions – 6.3%
Banking – 4.0%
Banco de Credito del Peru 3.125%, 07/01/2030(a)	U.S.$	1,095	$1,081,860
Banco Santander SA 1.125%, 06/23/2027(a)	EUR	700	819,177
Bank of America Corp. 1.776%, 05/04/2027(a)		928	1,117,098
2.299%, 07/21/2032	U.S.$	753	739,468
2.687%, 04/22/2032		914	928,396
Series DD 6.30%, 03/10/2026(d)		223	251,294
Series Z 6.50%, 10/23/2024(d)		189	206,354
Bank of New York Mellon Corp. (The) Series G 4.70%, 09/20/2025(d)		236	252,544
Barclays Bank PLC 6.86%, 06/15/2032(a) (d)		205	277,008
BNP Paribas SA 2.871%, 04/19/2032(a)		1,098	1,112,395
6.75%, 03/14/2022(a) (d)		660	666,514
CaixaBank SA 0.375%, 11/18/2026(a)	EUR	600	679,513
CIT Group, Inc. 5.25%, 03/07/2025	U.S.$	565	620,855
Citigroup, Inc. 1.50%, 07/24/2026(a)	EUR	370	439,342
3.98%, 03/20/2030	U.S.$	426	469,929
4.075%, 04/23/2029		624	688,035
5.95%, 01/30/2023(d)		491	506,098
Series P 5.95%, 05/15/2025(d)		367	392,055
Series W 4.00%, 12/10/2025(d)		574	577,783
Series Y 4.15%, 11/15/2026(d)		340	345,484
Citizens Financial Group, Inc. 4.30%, 12/03/2025		837	910,120
Cooperatieve Rabobank UA 3.25%, 12/29/2026(a) (d)	EUR	200	233,415
4.375%, 06/29/2027(a) (d)		400	500,967
Credit Suisse Group AG 3.091%, 05/14/2032(a)	U.S.$	1,128	1,146,713
4.194%, 04/01/2031(a)		1,512	1,668,204
Danske Bank A/S 0.75%, 06/09/2029(a)	EUR	640	721,842
3.875%, 09/12/2023(a)	U.S.$	542	564,694
5.375%, 01/12/2024(a)		695	748,411
Deutsche Bank AG/New York NY 2.129%, 11/24/2026		272	271,657
3.961%, 11/26/2025		455	481,245

	Principal Amount (000)		U.S. $ Value

Discover Bank 4.682%, 08/09/2028	U.S.$	300	$313,677
DNB Bank ASA 6.50%, 03/26/2022(a) (d)		800	809,632
Fifth Third Bancorp Series L 4.50%, 09/30/2025(d)		518	546,552
Goldman Sachs Group, Inc. (The) 1.25%, 05/01/2025(a)	EUR	705	823,503
2.615%, 04/22/2032	U.S.$	1,099	1,104,583
Series DMTN 2.383%, 07/21/2032		811	798,600
Series V 4.125%, 11/10/2026(d)		676	685,518
HSBC Holdings PLC 4.292%, 09/12/2026		561	605,791
4.583%, 06/19/2029		403	451,489
6.375%, 03/30/2025(d)		949	1,024,977
ING Groep NV 2.727%, 04/01/2032		532	542,188
6.50%, 04/16/2025(d)		201	218,803
6.75%, 04/16/2024(a) (d)		281	303,129
6.875%, 04/16/2022(a) (d)		550	559,042
JPMorgan Chase & Co. 1.09%, 03/11/2027(a)	EUR	950	1,113,189
2.58%, 04/22/2032	U.S.$	1,248	1,263,551
Series I 3.599% (LIBOR 3 Month + 3.47%), 04/30/2022(d) (e)		609	610,602
Series V 3.534% (LIBOR 3 Month + 3.32%), 04/01/2022(d) (e)		549	549,269
Series X 6.10%, 10/01/2024(d)		360	381,449
Series Z 3.932% (LIBOR 3 Month + 3.80%), 02/01/2022(d) (e)		601	601,823
Lloyds Banking Group PLC 7.50%, 06/27/2024(d)		685	753,493
Mitsubishi UFJ Financial Group, Inc. 0.978%, 06/09/2024(a)	EUR	760	886,519
Mizuho Financial Group, Inc. 2.226%, 05/25/2026	U.S.$	225	227,979
Morgan Stanley 0.406%, 10/29/2027	EUR	550	622,192
Series G 3.70%, 10/23/2024	U.S.$	905	964,042
3.772%, 01/24/2029		690	751,300
Series H 3.734% (LIBOR 3 Month + 3.61%), 01/18/2022(d) (e)		147	147,054
Natwest Group PLC 0.78%, 02/26/2030(a)	EUR	750	842,288

	Principal Amount (000)		U.S. $ Value

Series U 2.544% (LIBOR 3 Month + 2.32%), 09/30/2027(d) (e)	U.S.$	1,300	$1,290,562
Nordea Bank Abp 6.125%, 09/23/2024(a) (d)		550	592,075
PNC Financial Services Group, Inc. (The) Series O 3.81% (LIBOR 3 Month + 3.68%), 02/01/2022(d) (e)		56	55,950
Santander Holdings USA, Inc. 4.40%, 07/13/2027		358	393,413
Standard Chartered PLC 1.639% (LIBOR 3 Month + 1.51%), 01/30/2027(a) (d) (e)		1,100	1,059,520
6.00%, 07/26/2025(a) (d)		558	595,950
Truist Financial Corp. Series Q 5.10%, 03/01/2030(d)		977	1,093,243
UBS Group AG 7.00%, 02/19/2025(a) (d)		400	445,500
UniCredit SpA 2.569%, 09/22/2026(a)		891	891,971
3.127%, 06/03/2032(a)		996	983,480
US Bancorp Series J 5.30%, 04/15/2027(d)		423	456,354
Wells Fargo & Co. 2.188%, 04/30/2026		508	517,596
3.584%, 05/22/2028		168	180,657
4.125%, 08/15/2023		875	917,945
Series BB 3.90%, 03/15/2026(d)		389	397,982

			47,792,902

Brokerage – 0.2%
Charles Schwab Corp. (The)
Series G 5.375%, 06/01/2025(d)		478	521,374
Series I 4.00%, 06/01/2026(d)		1,867	1,909,810

			2,431,184

Finance – 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.30%, 01/30/2032		1,617	1,649,017
Air Lease Corp. 2.10%, 09/01/2028		459	443,881
2.875%, 01/15/2026		203	209,364
3.25%, 03/01/2025		25	25,986
3.625%, 04/01/2027		96	101,041
4.625%, 10/01/2028		81	89,446
Aircastle Ltd. 2.85%, 01/26/2028(a)		1,604	1,615,806
4.125%, 05/01/2024		215	224,907

	Principal Amount (000)		U.S. $ Value

4.25%, 06/15/2026	U.S.$	278	$298,065
5.25%, 08/11/2025(a)		849	933,408
Aviation Capital Group LLC 1.95%, 01/30/2026-09/20/2026(a)		960	937,138
3.50%, 11/01/2027(a)		267	275,176
4.125%, 08/01/2025(a)		12	12,684
4.375%, 01/30/2024(a)		290	304,303
4.875%, 10/01/2025(a)		271	293,415
5.50%, 12/15/2024(a)		828	906,254
CDBL Funding 1 3.50%, 10/24/2027(a)		850	884,255
Synchrony Financial 2.875%, 10/28/2031		1,032	1,029,358
3.95%, 12/01/2027		165	177,406
4.50%, 07/23/2025		516	557,842

			10,968,752

Insurance – 0.6%
Alleghany Corp. 3.625%, 05/15/2030		1,097	1,190,014
Assicurazioni Generali SpA 5.50%, 10/27/2047(a)	EUR	331	457,925
Centene Corp. 2.45%, 07/15/2028	U.S.$	201	198,827
2.625%, 08/01/2031		346	340,370
CNP Assurances 2.50%, 06/30/2051(a)	EUR	200	240,811
Guardian Life Insurance Co. of America (The) 4.85%, 01/24/2077(a)	U.S.$	423	549,185
Liberty Mutual Group, Inc. 3.625%, 05/23/2059(a)	EUR	365	428,543
Nationwide Mutual Insurance Co. 9.375%, 08/15/2039(a)	U.S.$	420	725,693
Prudential Financial, Inc. 5.875%, 09/15/2042		894	914,348
Swiss Re Finance Luxembourg SA 5.00%, 04/02/2049(a)		800	897,008
Voya Financial, Inc. 5.65%, 05/15/2053		895	930,639

			6,873,363

Other Finance – 0.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.45%, 04/03/2026		454	493,112

REITs – 0.6%
Digital Euro Finco LLC 2.50%, 01/16/2026(a)	EUR	820	1,008,470
Digital Realty Trust LP 3.60%, 07/01/2029	U.S.$	474	514,968
Essential Properties LP 2.95%, 07/15/2031		533	525,879

	Principal Amount (000)		U.S. $ Value

GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032	U.S.$	955	$959,880
Host Hotels & Resorts LP
Series E 4.00%, 06/15/2025		583	618,656
Series I 3.50%, 09/15/2030		483	495,997
Series J 2.90%, 12/15/2031		797	770,835
Office Properties Income Trust 3.45%, 10/15/2031		211	204,919
Vornado Realty LP 3.40%, 06/01/2031		1,425	1,468,448
WPC Eurobond BV 0.95%, 06/01/2030	EUR	277	305,386
1.35%, 04/15/2028		240	277,101

			7,150,539

			75,709,852

Utility – 0.6%
Electric – 0.6%
Adani Transmission Ltd. 4.00%, 08/03/2026(a)	U.S.$	328	344,257
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)		731	760,377
Berkshire Hathaway Energy Co. 6.125%, 04/01/2036		209	285,226
Chile Electricity Pec SpA Zero Coupon, 01/25/2028(a)		910	737,839
Duke Energy Carolinas NC Storm Funding LLC Series A-2 2.617%, 07/01/2041		542	545,133
EDP Finance BV 0.375%, 09/16/2026(a)	EUR	630	718,962
Electricite de France SA 2.875%, 12/15/2026(a) (d)		400	466,876
Enel Finance International NV 0.50%, 06/17/2030(a)		775	864,902
Engie Energia Chile SA 3.40%, 01/28/2030(a)	U.S.$	543	546,157
Entergy Corp. 1.90%, 06/15/2028		686	672,712
Iberdrola International BV Series NC6 1.45%, 11/09/2026(a) (d)	EUR	500	569,887
NextEra Energy Capital Holdings, Inc. 1.90%, 06/15/2028	U.S.$	171	169,712
SSE PLC 1.375%, 09/04/2027(a)	EUR	264	316,461

			6,998,501

	Principal Amount (000)		U.S. $ Value

Other Utility – 0.0%
American Water Capital Corp. 3.45%, 06/01/2029	U.S.$	132	$142,481

			7,140,982

Total Corporates - Investment Grade (cost $176,913,029)			179,288,317

COLLATERALIZED MORTGAGE OBLIGATIONS – 4.1%
Risk Share Floating Rate – 3.4%
Bellemeade Re Ltd.
Series 2018-3A, Class M1B 1.953% (LIBOR 1 Month + 1.85%), 10/25/2028(a) (e)		360	360,176
Series 2019-1A, Class M1B 1.852% (LIBOR 1 Month + 1.75%), 03/25/2029(a) (e)		1,166	1,166,077
Series 2019-2A, Class M1C 2.102% (LIBOR 1 Month + 2.00%), 04/25/2029(a) (e)		829	828,669
Series 2019-3A, Class M1B 1.702% (LIBOR 1 Month + 1.60%), 07/25/2029(a) (e)		863	862,533
Series 2019-3A, Class M1C 2.052% (LIBOR 1 Month + 1.95%), 07/25/2029(a) (e)		441	441,000
Series 2019-4A, Class M1B 2.102% (LIBOR 1 Month + 2.00%), 10/25/2029(a) (e)		910	910,000
Series 2019-4A, Class M1C 2.602% (LIBOR 1 Month + 2.50%), 10/25/2029(a) (e)		235	234,467
Series 2019-4A, Class M2 2.952% (LIBOR 1 Month + 2.85%), 10/25/2029(a) (e)		330	328,389
Series 2020-4A, Class M2A 2.702% (LIBOR 1 Month + 2.60%), 06/25/2030(a) (e)		28	27,962
Series 2021-1A, Class M1C 3.00% (SOFR + 2.95%), 03/25/2031(a) (e)		602	617,856
Series 2021-2A, Class M1B 1.55% (SOFR + 1.50%), 06/25/2031(a) (e)		918	917,598
Series 2021-3A, Class A2 1.05% (SOFR + 1.00%), 09/25/2031(a) (e)		878	872,202
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1M2 2.502% (LIBOR 1 Month + 2.40%), 04/25/2031(a) (e)		115	115,278
Series 2019-R02, Class 1M2 2.403% (LIBOR 1 Month + 2.30%), 08/25/2031(a) (e)		113	113,167

	Principal Amount (000)		U.S. $ Value

Series 2019-R03, Class 1M2 2.253% (LIBOR 1 Month + 2.15%), 09/25/2031(a) (e)	U.S.$	73	$73,040
Series 2019-R04, Class 2M2 2.202% (LIBOR 1 Month + 2.10%), 06/25/2039(a) (e)		48	47,730
Series 2019-R05, Class 1M2 2.103% (LIBOR 1 Month + 2.00%), 07/25/2039(a) (e)		45	45,226
Series 2019-R06, Class 2M2 2.202% (LIBOR 1 Month + 2.10%), 09/25/2039(a) (e)		184	183,894
Series 2019-R07, Class 1M2 2.203% (LIBOR 1 Month + 2.10%), 10/25/2039(a) (e)		333	333,759
Series 2020-R01, Class 1M2 2.153% (LIBOR 1 Month + 2.05%), 01/25/2040(a) (e)		447	448,389
Series 2020-R02, Class 2M2 2.103% (LIBOR 1 Month + 2.00%), 01/25/2040(a) (e)		394	395,065
Series 2021-R01, Class 1M1 0.80% (SOFR+ 0.75%), 10/25/2041(a) (e)		42	41,653
Series 2021-R01, Class 1M2 1.60% (SOFR+ 1.55%), 10/25/2041(a) (e)		48	47,763
Series 2021-R03, Class 1M2 1.70% (SOFR+ 1.65%), 12/25/2041(a) (e)		662	662,170
Eagle RE Ltd.
Series 2018-1, Class M1 1.802% (LIBOR 1 Month + 1.70%), 11/25/2028(a) (e)		208	207,617
Series 2018-1, Class M2 3.102% (LIBOR 1 Month + 3.00%), 11/25/2028(a) (e)		295	296,462
Series 2020-1, Class M1A 1.002% (LIBOR 1 Month + 0.90%), 01/25/2030(a) (e)		1,045	1,039,377
Series 2020-1, Class M1B 3.352% (LIBOR 1 Month + 3.25%), 10/25/2030(a) (e)		608	609,357
Series 2021-2, Class M1B 2.10% (SOFR+ 2.05%), 04/25/2034(a) (e)		216	216,272
Federal Home Loan Mortgage Corp.
Series 2019-DNA3, Class M2 2.153% (LIBOR 1 Month + 2.05%), 07/25/2049(a) (e)		131	131,927
Series 2019-DNA4, Class M2 2.053% (LIBOR 1 Month + 1.95%), 10/25/2049(a) (e)		274	274,452
Series 2019-FTR2, Class M2 2.252% (LIBOR 1 Month + 2.15%), 11/25/2048(a) (e)		482	480,349

	Principal Amount (000)		U.S. $ Value

Series 2020-DNA1, Class M2 1.803% (LIBOR 1 Month + 1.70%), 01/25/2050(a) (e)	U.S.$	362	$362,512
Series 2020-DNA5, Class M2 2.85% (SOFR + 2.80%), 10/25/2050(a) (e)		1,141	1,150,236
Series 2021-DNA5, Class M2 1.70% (SOFR + 1.65%), 01/25/2034(a) (e)		598	600,534
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2 4.353% (LIBOR 1 Month + 4.25%), 11/25/2023(e)		161	165,475
Series 2015-DNA1, Class M3 3.403% (LIBOR 1 Month + 3.30%), 10/25/2027(e)		131	133,187
Series 2015-DNA3, Class M3 4.803% (LIBOR 1 Month + 4.70%), 04/25/2028(e)		180	185,555
Series 2015-HQA2, Class M3 4.903% (LIBOR 1 Month + 4.80%), 05/25/2028(e)		294	301,573
Series 2016-DNA2, Class M3 4.753% (LIBOR 1 Month + 4.65%), 10/25/2028(e)		380	393,257
Series 2016-DNA4, Class M3 3.903% (LIBOR 1 Month + 3.80%), 03/25/2029(e)		932	960,795
Series 2017-DNA2, Class M2 3.553% (LIBOR 1 Month + 3.45%), 10/25/2029(e)		434	446,164
Series 2017-DNA3, Class M2 2.603% (LIBOR 1 Month + 2.50%), 03/25/2030(e)		1,033	1,053,244
Series 2017-HQA1, Class M2 3.653% (LIBOR 1 Month + 3.55%), 08/25/2029(e)		468	479,436
Series 2017-HQA2, Class M2 2.753% (LIBOR 1 Month + 2.65%), 12/25/2029(e)		223	229,109
Series 2017-HQA2, Class M2B 2.753% (LIBOR 1 Month + 2.65%), 12/25/2029(e)		975	999,265
Series 2019-HQA3, Class M2 1.953% (LIBOR 1 Month + 1.85%), 09/25/2049(a) (e)		195	195,527
Series 2021-DNA6, Class M1 0.85% (SOFR+ 0.80%), 10/25/2041(a) (e)		64	63,999
Series 2021-DNA6, Class M2 1.55% (SOFR+ 1.50%), 10/25/2041(a) (e)		1,965	1,963,468
Series 2021-DNA7, Class M2 1.85% (SOFR+ 1.80%), 11/25/2041(a) (e)		2,181	2,186,251

	Principal Amount (000)		U.S. $ Value

Series 2021-HQA4, Class M2 2.40% (SOFR+ 2.35%), 12/25/2041(a) (e)	U.S.$	1,184	$1,185,309
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C04, Class 1M2 5.003% (LIBOR 1 Month + 4.90%), 11/25/2024(e)		272	282,929
Series 2014-C04, Class 2M2 5.103% (LIBOR 1 Month + 5.00%), 11/25/2024(e)		101	102,729
Series 2015-C01, Class 1M2 4.403% (LIBOR 1 Month + 4.30%), 02/25/2025(e)		210	214,562
Series 2015-C02, Class 1M2 4.103% (LIBOR 1 Month + 4.00%), 05/25/2025(e)		300	305,072
Series 2015-C02, Class 2M2 4.103% (LIBOR 1 Month + 4.00%), 05/25/2025(e)		42	42,158
Series 2015-C03, Class 1M2 5.103% (LIBOR 1 Month + 5.00%), 07/25/2025(e)		333	342,199
Series 2015-C03, Class 2M2 5.103% (LIBOR 1 Month + 5.00%), 07/25/2025(e)		52	52,313
Series 2015-C04, Class 1M2 5.803% (LIBOR 1 Month + 5.70%), 04/25/2028(e)		460	484,572
Series 2015-C04, Class 2M2 5.653% (LIBOR 1 Month + 5.55%), 04/25/2028(e)		257	267,991
Series 2016-C01, Class 2M2 7.053% (LIBOR 1 Month + 6.95%), 08/25/2028(e)		90	94,604
Series 2016-C02, Class 1M2 6.103% (LIBOR 1 Month + 6.00%), 09/25/2028(e)		289	298,598
Series 2016-C05, Class 2M2 4.553% (LIBOR 1 Month + 4.45%), 01/25/2029(e)		1,297	1,343,438
Series 2016-C06, Class 1M2 4.353% (LIBOR 1 Month + 4.25%), 04/25/2029(e)		220	226,750
Series 2016-C07, Class 2M2 4.453% (LIBOR 1 Month + 4.35%), 05/25/2029(e)		246	255,040
Series 2017-C01, Class 1M2 3.653% (LIBOR 1 Month + 3.55%), 07/25/2029(e)		836	856,053
Series 2017-C04, Class 2M2 2.953% (LIBOR 1 Month + 2.85%), 11/25/2029(e)		450	461,662
Series 2018-C01, Class 1M2 2.353% (LIBOR 1 Month + 2.25%), 07/25/2030(e)		246	249,278

	Principal Amount (000)		U.S. $ Value

Series 2021-R02, Class 2M2 2.05% (SOFR+ 2.00%), 11/25/2041(a) (e)	U.S.$	967	$968,515
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-CH1, Class M2 4.353% (LIBOR 1 Month + 4.25%), 11/25/2024(e) (f)		26	25,651
PMT Credit Risk Transfer Trust
Series 2019-1R, Class A 2.102% (LIBOR 1 Month + 2.00%), 03/27/2024(a) (e)		281	281,348
Series 2019-2R, Class A 2.852% (LIBOR 1 Month + 2.75%), 05/27/2023(a) (e)		816	808,436
Series 2019-3R, Class A 2.802% (LIBOR 1 Month + 2.70%), 10/27/2022(a) (e)		101	101,151
Series 2020-1R, Class A 2.452% (LIBOR 1 Month + 2.35%), 02/27/2023(e) (f)		224	223,432
Radnor RE Ltd.
Series 2019-1, Class M1B 2.053% (LIBOR 1 Month + 1.95%), 02/25/2029(a) (e)		809	809,162
Series 2019-2, Class M1B 1.852% (LIBOR 1 Month + 1.75%), 06/25/2029(a) (e)		967	967,064
Series 2020-1, Class M1A 1.052% (LIBOR 1 Month + 0.95%), 01/25/2030(a) (e)		417	413,886
Series 2020-2, Class M1C 4.702% (LIBOR 1 Month + 4.60%), 10/25/2030(a) (e)		144	143,833
STACR Trust Series 2018-DNA3, Class M2 2.203% (LIBOR 1 Month + 2.10%), 09/25/2048(a) (e)		483	488,797
Traingle Re Ltd.
Series 2020-1, Class M1B 4.002% (LIBOR 1 Month + 3.90%), 10/25/2030(a) (e)		1,841	1,841,291
Series 2021-1, Class M1B 3.102% (LIBOR 1 Month + 3.00%), 08/25/2033(a) (e)		513	513,338
Series 2021-3, Class M1A 1.95% (SOFR + 1.90%), 02/25/2034(a) (e)		352	352,153
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2 5.353% (LIBOR 1 Month + 5.25%), 11/25/2025(e) (f)		159	153,682

	Principal Amount (000)		U.S. $ Value

Series 2015-WF1, Class 2M2 5.603% (LIBOR 1 Month + 5.50%), 11/25/2025(e) (f)	U.S.$	42	$41,592

			40,398,051

Agency Floating Rate – 0.3%
Federal Home Loan Mortgage Corp. REMICs
Series 4693, Class SL 6.04% (6.15% - LIBOR 1 Month), 06/15/2047(e) (g)		1,631	301,975
Series 4719, Class JS 6.04% (6.15% - LIBOR 1 Month), 09/15/2047(e) (g)		544	85,557
Series 4954, Class SL 5.948% (6.05% - LIBOR 1 Month), 02/25/2050(e) (g)		1,907	335,564
Series 4981, Class HS 5.998% (6.10% - LIBOR 1 Month), 06/25/2050(e) (g)		4,550	724,797
Federal National Mortgage Association REMICs
Series 2011-131, Class ST 6.438% (6.54% - LIBOR 1 Month), 12/25/2041(e) (g)		761	143,081
Series 2014-17, Class SA 5.948% (6.05% - LIBOR 1 Month), 04/25/2044(e) (g)		2,196	471,930
Series 2014-78, Class SE 5.998% (6.10% - LIBOR 1 Month), 12/25/2044(e) (g)		599	112,992
Series 2016-77, Class DS 5.898% (6.00% - LIBOR 1 Month), 10/25/2046(e) (g)		1,375	237,207
Series 2017-62, Class AS 6.048% (6.15% - LIBOR 1 Month), 08/25/2047(e) (g)		685	118,436
Series 2017-81, Class SA 6.098% (6.20% - LIBOR 1 Month), 10/25/2047(e) (g)		650	123,486
Series 2017-97, Class LS 6.098% (6.20% - LIBOR 1 Month), 12/25/2047(e) (g)		1,312	257,200
Series 2017-97, Class SW 6.098% (6.20% - LIBOR 1 Month), 12/25/2047(e) (g)		670	136,594
Government National Mortgage Association
Series 2017-122, Class SA 6.096% (6.20% - LIBOR 1 Month), 08/20/2047(e) (g)		653	137,478
Series 2017-134, Class SE 6.096% (6.20% - LIBOR 1 Month), 09/20/2047(e) (g)		488	77,550

	Principal Amount (000)		U.S. $ Value

Series 2017-65, Class ST 6.046% (6.15% - LIBOR 1 Month), 04/20/2047(e) (g)	U.S.$	806	$145,106

			3,408,953

Non-Agency Fixed Rate – 0.2%
Bayview MSR Opportunity Master Fund Trust Series 2021-2, Class A2 2.50%, 06/25/2051(a)		207	206,777
CIM Trust Series 2021-INV1, Class A2 2.50%, 07/01/2051(a)		528	527,581
Flagstar Mortgage Trust Series 2021-8INV, Class A3 2.50%, 09/25/2051(a)		476	475,690
Mello Mortgage Capital Acceptance Series 2021-INV2, Class A3 2.50%, 08/25/2051(a)		448	448,025
New Residential Mortgage Loan Trust Series 2021-INV1, Class A2 2.50%, 06/25/2051(a)		662	666,780
United Wholesale Mortgage Trust Series 2021-INV1, Class A3 2.50%, 08/25/2051(a)		583	585,331

			2,910,184

Agency Fixed Rate – 0.2%
Federal Home Loan Mortgage Corp. REMICs
Series 5015, Class BI 4.00%, 09/25/2050(h)		2,791	474,576
Series 5049, Class CI 3.50%, 12/25/2050(h)		3,022	410,225
Federal National Mortgage Association REMICs Series 2020-89, Class KI 4.00%, 12/25/2050(h)		5,979	891,293

			1,776,094

Non-Agency Floating Rate – 0.0%
JPMorgan Chase Bank NA Series 2019-CL1, Class M3 2.202% (LIBOR 1 Month + 2.10%), 04/25/2047(a) (e)		171	173,591

Total Collateralized Mortgage Obligations (cost $48,224,940)			48,666,873

MORTGAGE PASS-THROUGHS – 4.0%
Agency Fixed Rate 30-Year – 3.8%
Federal Home Loan Mortgage Corp.
Series 2019 3.50%, 09/01/2049-11/01/2049		1,273	1,360,283
4.00%, 06/01/2049		400	432,351
Series 2020 2.50%, 07/01/2050		521	537,554
3.50%, 01/01/2050		1,430	1,538,866

	Principal Amount (000)		U.S. $ Value

Federal Home Loan Mortgage Corp. Gold
Series 2016 4.00%, 02/01/2046	U.S.$	620	$672,396
Series 2017 4.00%, 07/01/2044		421	455,560
Series 2018 4.50%, 03/01/2048-11/01/2048		675	732,102
5.00%, 11/01/2048		219	239,864
Series 2019 4.50%, 02/01/2049		377	410,472
Federal National Mortgage Association
Series 2007 5.50%, 08/01/2037		161	184,623
Series 2010 4.00%, 12/01/2040		268	290,154
Series 2012 3.50%, 02/01/2042-01/01/2043		3,282	3,539,851
Series 2013 3.50%, 03/01/2043-04/01/2043		1,543	1,664,863
4.00%, 10/01/2043		760	823,077
Series 2014 5.50%, 09/01/2041		437	501,836
Series 2015 3.00%, 05/01/2045-08/01/2045		864	907,447
Series 2018 3.50%, 03/01/2048		1,467	1,568,462
4.50%, 09/01/2048		1,633	1,773,401
Series 2019 3.50%, 11/01/2049		590	628,140
Series 2020 2.50%, 07/01/2050		2,890	2,995,344
3.50%, 01/01/2050		1,567	1,677,212
Series 2022 2.50%, 01/01/2052, TBA		2,937	3,000,101
2.50%, 01/01/2052, TBA		7,228	7,382,724
2.50%, 01/01/2052, TBA		8,701	8,887,255
Government National Mortgage Association Series 2016 3.00%, 04/20/2046-05/20/2046		316	330,568
Uniform Mortgage-Backed Security Series 2022 2.00%, 01/01/2052, TBA		3,415	3,408,597

			45,943,103

Agency Fixed Rate 15-Year – 0.2%
Federal National Mortgage Association
Series 2013 2.50%, 03/01/2028-06/01/2028		47	48,819
Series 2014 2.50%, 09/01/2029		113	117,054
Series 2016 2.50%, 11/01/2031-01/01/2032		1,915	1,986,333

	Principal Amount (000)		U.S. $ Value

Series 2017 2.50%, 02/01/2032	U.S.$	110	$113,737

			2,265,943

Total Mortgage Pass-Throughs (cost $47,619,117)			48,209,046

CORPORATES - NON-INVESTMENT GRADE – 4.0%
Industrial – 3.1%
Basic – 0.4%
Axalta Coating Systems LLC 3.375%, 02/15/2029(a)		1,222	1,183,959
INEOS Quattro Finance 2 PLC 2.50%, 01/15/2026(a)	EUR	709	802,402
INEOS Styrolution Group GmbH 2.25%, 01/16/2027(a)		270	299,212
Ingevity Corp. 3.875%, 11/01/2028(a)	U.S.$	1,125	1,097,010
Olympus Water US Holding Corp. 3.875%, 10/01/2028(a)	EUR	155	176,933
Rimini Bidco SpA 5.25% (EURIBOR 3 Month + 5.25%), 12/14/2026(a) (e)		410	458,420
SPCM SA 2.00%, 02/01/2026(a)		311	355,660
WEPA Hygieneprodukte GmbH 2.875%, 12/15/2027(a)		447	482,558

			4,856,154

Capital Goods – 0.3%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 2.00%, 09/01/2028(a)		500	563,153
3.25%, 09/01/2028(a)	U.S.$	652	644,816
GFL Environmental, Inc. 3.50%, 09/01/2028(a)		528	520,106
Silgan Holdings, Inc. 2.25%, 06/01/2028	EUR	122	137,841
TK Elevator Midco GmbH 4.375%, 07/15/2027(a)		925	1,088,159
TransDigm, Inc. 6.25%, 03/15/2026(a)	U.S.$	864	897,809

			3,851,884

Communications - Media – 0.5%
Altice Financing SA 3.00%, 01/15/2028(a)	EUR	320	344,855
Cable One, Inc. 4.00%, 11/15/2030(a)	U.S.$	792	780,912
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 08/15/2030-06/01/2033(a)		1,086	1,109,762
DISH DBS Corp. 5.25%, 12/01/2026(a)		1,260	1,279,889
5.75%, 12/01/2028(a)		875	883,750

	Principal Amount (000)		U.S. $ Value

Sirius XM Radio, Inc. 4.00%, 07/15/2028(a)	U.S.$	789	$794,333
Summer BC Holdco B SARL 5.75%, 10/31/2026(a)	EUR	320	379,089
VZ Vendor Financing II BV 2.875%, 01/15/2029(a)		320	352,771

			5,925,361

Communications - Telecommunications – 0.2%
Altice France SA/France 3.375%, 01/15/2028(a)		320	354,308
Lorca Telecom Bondco SA 4.00%, 09/18/2027(a)		710	822,093
Lumen Technologies, Inc. 4.50%, 01/15/2029(a)	U.S.$	974	944,517
Telecom Italia SpA/Milano 1.625%, 01/18/2029(a)	EUR	525	548,287

			2,669,205

Consumer Cyclical - Automotive – 0.2%
Adient Global Holdings Ltd. 3.50%, 08/15/2024(a)		320	368,320
Clarios Global LP/Clarios US Finance Co. 4.375%, 05/15/2026(a)		385	449,377
ZF Finance GmbH 2.00%, 05/06/2027(a)		500	569,045
3.75%, 09/21/2028(a)		300	368,020

			1,754,762

Consumer Cyclical - Entertainment – 0.2%
Carnival Corp. 4.00%, 08/01/2028(a)	U.S.$	1,455	1,444,422
Carnival PLC 1.00%, 10/28/2029	EUR	490	418,387
Mattel, Inc. 3.75%, 04/01/2029(a)	U.S.$	308	319,812
Royal Caribbean Cruises Ltd. 11.50%, 06/01/2025(a)		446	501,166

			2,683,787

Consumer Cyclical - Other – 0.0%
NH Hotel Group SA 4.00%, 07/02/2026(a)	EUR	115	130,209

Consumer Cyclical - Restaurants – 0.2%
1011778 BC ULC/New Red Finance, Inc. 3.50%, 02/15/2029(a)	U.S.$	1,691	1,674,023
Stonegate Pub Co. Financing 2019 PLC 8.25%, 07/31/2025(a)	GBP	230	316,123

			1,990,146

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Retailers – 0.1%
Dufry One BV 2.50%, 10/15/2024(a)	EUR	280	$313,335
Levi Strauss & Co. 3.50%, 03/01/2031(a)	U.S.$	756	770,901

			1,084,236

Consumer Non-Cyclical – 0.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 02/15/2023-03/15/2029(a)		811	815,916
Avantor Funding, Inc. 2.625%, 11/01/2025(a)	EUR	488	568,805
Cheplapharm Arzneimittel GmbH 3.50%, 02/11/2027(a)		123	142,382
Grifols Escrow Issuer SA 3.875%, 10/15/2028(a)		260	297,256
Grifols SA 1.625%, 02/15/2025(a)		277	313,989
IQVIA, Inc. 2.25%, 03/15/2029(a)		200	226,970
Jazz Securities DAC 4.375%, 01/15/2029(a)	U.S.$	469	485,485
Mozart Debt Merger Sub, Inc. 3.875%, 04/01/2029(a)		1,311	1,306,438
Newell Brands, Inc. 4.70%, 04/01/2026		615	670,774
4.875%, 06/01/2025		72	78,347
Nobel Bidco BV 3.125%, 06/15/2028(a)	EUR	320	355,879
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028(a)		200	229,356
4.125%, 04/30/2028(a)	U.S.$	653	669,540
Paysafe Finance PLC/Paysafe Holdings US Corp. 3.00%, 06/15/2029 (a)	EUR	500	536,996

			6,698,133

Energy – 0.1%
Transocean Poseidon Ltd. 6.875%, 02/01/2027(a)	U.S.$	375	363,776
Venture Global Calcasieu Pass LLC 3.875%, 08/15/2029(a)		335	348,705

			712,481

Other Industrial – 0.0%
Belden, Inc. 3.375%, 07/15/2027(a)	EUR	385	443,911

	Principal Amount (000)		U.S. $ Value

Services – 0.2%
Block, Inc. 2.75%, 06/01/2026(a)	U.S.$	575	$577,375
Elior Group SA 3.75%, 07/15/2026(a)	EUR	380	443,229
Intertrust Group BV 3.375%, 11/15/2025(a)		555	642,438
Verisure Holding AB 3.25%, 02/15/2027(a)		395	448,543

			2,111,585

Technology – 0.0%
Playtech PLC 4.25%, 03/07/2026(a)		200	232,798

Transportation - Airlines – 0.0%
Deutsche Lufthansa AG 2.875%, 02/11/2025(a)		200	228,394
3.00%, 05/29/2026(a)		200	227,388

			455,782

Transportation - Services – 0.1%
Chicago Parking Meters LLC 4.93%, 12/30/2025(i)	U.S.$	800	860,517

			36,460,951

Financial Institutions – 0.8%
Banking – 0.7%
Banco Bilbao Vizcaya Argentaria SA Series 9 6.50%, 03/05/2025(d)		400	424,432
Banco Santander SA 6.75%, 04/25/2022(a) (d)	EUR	500	581,511
7.50%, 02/08/2024(a)	U.S.$	600	646,284
Credit Suisse Group AG 7.50%, 07/17/2023-12/11/2023(a) (d)		2,194	2,339,420
Discover Financial Services Series D 6.125%, 06/23/2025(d)		1,865	2,049,094
Intesa Sanpaolo SpA 5.017%, 06/26/2024(a)		400	428,524
Series E 3.928%, 09/15/2026(a)	EUR	474	594,515
Societe Generale SA 7.875%, 12/18/2023(a) (d)	U.S.$	695	758,530
8.00%, 09/29/2025(a) (d)		390	451,445

			8,273,755

Finance – 0.1%
Lincoln Financing SARL 3.625%, 04/01/2024(a)	EUR	101	115,852
SLM Corp. 4.20%, 10/29/2025	U.S.$	1,370	1,434,938

			1,550,790

	Principal Amount (000)		U.S. $ Value

REITs – 0.0%
Vivion Investments SARL 3.00%, 08/08/2024(a)	EUR	300	$333,991

			10,158,536

Utility – 0.1%
Electric – 0.1%
Vistra Corp. 7.00%, 12/15/2026(a) (d)	U.S.$	384	389,602
Vistra Operations Co. LLC 4.375%, 05/01/2029(a)		830	833,138

			1,222,740

Total Corporates - Non-Investment Grade (cost $47,759,556)			47,842,227

	Shares

INVESTMENT COMPANIES – 3.5%
Funds and Investment Trusts – 3.5%
AB All Market Real Return Portfolio - Class Z(j) (k) (cost $38,848,967)		4,257,619	41,256,326

	Principal Amount (000)

COMMERCIAL MORTGAGE-BACKED SECURITIES – 3.3%
Non-Agency Fixed Rate CMBS – 1.8%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.534%, 03/10/2037(a)	U.S.$	500	454,952
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class AS 3.989%, 09/15/2048		85	90,345
CFCRE Commercial Mortgage Trust Series 2016-C4, Class A4 3.283%, 05/10/2058		1,250	1,313,551
CGRBS Commercial Mortgage Trust Series 2013-VN05, Class A 3.369%, 03/13/2035(a)		2,120	2,161,198
Citigroup Commercial Mortgage Trust
Series 2016-C1, Class A4 3.209%, 05/10/2049		1,411	1,486,659
Series 2017-P8, Class AS 3.789%, 09/15/2050		267	288,487
Series 2018-B2, Class A4 4.009%, 03/10/2051		450	499,003
Commercial Mortgage Trust
Series 2010-C1, Class D 5.987%, 07/10/2046(a)		1,070	1,082,733
Series 2013-CR12, Class A4 4.046%, 10/10/2046		500	522,542

	Principal Amount (000)		U.S. $ Value

Series 2014-UBS5, Class A4 3.838%, 09/10/2047	U.S.$	990	$1,044,956
Series 2015-CR24, Class A5 3.696%, 08/10/2048		655	696,582
Series 2015-LC21, Class XA 0.674%, 07/10/2048(h)		4,710	93,931
CSAIL Commercial Mortgage Trust Series 2015-C2, Class A4 3.504%, 06/15/2057		736	775,571
GS Mortgage Securities Trust
Series 2011-GC5, Class AS 5.158%, 08/10/2044(a)		501	502,957
Series 2011-GC5, Class D 5.158%, 08/10/2044(a)		114	55,231
Series 2013-G1, Class A1 2.059%, 04/10/2031(a)		66	66,349
Series 2013-G1, Class A2 3.557%, 04/10/2031(a)		1,094	1,084,626
Series 2013-GC12, Class B 3.777%, 06/10/2046		465	476,145
Series 2014-GC18, Class D 4.975%, 01/10/2047(a)		100	16,538
GSF
Series 2021-1, Class A1 1.433%, 08/06/2026(f)		286	281,778
Series 2021-1, Class A2 2.435%, 08/17/2026(f)		579	586,432
Series 2021-1, Class AS 2.638%, 08/17/2026(f)		39	39,236
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class B 4.341%, 08/15/2047		150	155,529
Series 2014-C22, Class XA 0.823%, 09/15/2047(h)		13,979	249,453
Series 2014-C26, Class AS 3.80%, 01/15/2048		770	807,598
Series 2015-C33, Class AS 4.023%, 12/15/2048		440	467,089
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class D 5.733%, 08/15/2046(a)		13	12,476
Series 2012-C6, Class E 5.122%, 05/15/2045(a)		375	261,629
Series 2012-C8, Class AS 3.424%, 10/15/2045(a)		1,400	1,414,232
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039		117	52,790
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049(a)		1,133	1,145,771
Morgan Stanley Capital I Trust Series 2011-C3, Class C 5.086%, 07/15/2049(a)		89	91,041

	Principal Amount (000)		U.S. $ Value

UBS Commercial Mortgage Trust Series 2019-C17, Class AS 3.203%, 10/15/2052	U.S.$	364	$378,188
UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class A5 2.85%, 12/10/2045		2,030	2,045,189
Wells Fargo Commercial Mortgage Trust
Series 2016-LC25, Class C 4.341%, 12/15/2059		125	129,955
Series 2016-NXS6, Class C 4.392%, 11/15/2049		750	785,082
Series 2018-C48, Class A5 4.302%, 01/15/2052		152	172,995
WF-RBS Commercial Mortgage Trust Series 2014-C24, Class AS 3.931%, 11/15/2047		143	148,648

			21,937,467

Non-Agency Floating Rate CMBS – 1.5%
Ashford Hospitality Trust Series 2018-KEYS, Class A 1.11% (LIBOR 1 Month + 1.00%), 06/15/2035(a) (e)		600	600,308
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 1.11% (LIBOR 1 Month + 1.00%), 11/15/2033(a) (e)		1,935	1,929,038
BBCMS Mortgage Trust Series 2020-BID, Class A 2.25% (LIBOR 1 Month + 2.14%), 10/15/2037(a) (e)		1,089	1,092,061
Beneria Cowen & Pritzer Collateral Funding Corp. Series 2021-330N, Class A 0.909% (LIBOR 1 Month + 0.80%), 06/15/2038(a) (e)		216	214,081
BFLD Trust Series 2021-FPM, Class A 1.71% (LIBOR 1 Month + 1.60%), 06/15/2038(a) (e)		1,653	1,652,007
BHMS Series 2018-ATLS, Class A 1.36% (LIBOR 1 Month + 1.25%), 07/15/2035(a) (e)		1,512	1,510,610
BHP Trust Series 2019-BXHP, Class C 1.632% (LIBOR 1 Month + 1.52%), 08/15/2036(a) (e)		235	233,041
BX Commercial Mortgage Trust
Series 2019-IMC, Class A 1.11% (LIBOR 1 Month + 1.00%), 04/15/2034(a) (e)		712	710,826
Series 2019-IMC, Class E 2.26% (LIBOR 1 Month + 2.15%), 04/15/2034(a) (e)		430	424,319

	Principal Amount (000)		U.S. $ Value

BX Trust Series 2018-EXCL, Class A 1.198% (LIBOR 1 Month + 1.09%), 09/15/2037(a) (e)	U.S.$	1,347	$1,340,553
CLNY Trust Series 2019-IKPR, Class D 2.135% (LIBOR 1 Month + 2.03%), 11/15/2038(a) (e)		915	908,110
DBWF Mortgage Trust Series 2018-GLKS, Class A 1.134% (LIBOR 1 Month + 1.03%), 12/19/2030(a) (e)		1,631	1,627,230
Federal Home Loan Mortgage Corp. Series 2021-MN1, Class M1 2.05% (SOFR + 2.00%), 01/25/2051(a) (e)		198	196,815
Great Wolf Trust Series 2019-WOLF, Class A 1.144% (LIBOR 1 Month + 1.03%), 12/15/2036 (a) (e)		570	569,306
GS Mortgage Securities Corp. Trust
Series 2019-BOCA, Class A 1.31% (LIBOR 1 Month + 1.20%), 06/15/2038(a) (e)		751	750,086
Series 2019-SMP, Class A 1.26% (LIBOR 1 Month + 1.15%), 08/15/2032(a) (e)		820	819,003
Series 2019-SMP, Class D 2.06% (LIBOR 1 Month + 1.95%), 08/15/2032(a) (e)		230	226,533
HFX Funding Series 2017-1A, Class A3 3.647%, 03/15/2035(e) (f)		1,230	1,256,827
Invitation Homes Trust
Series 2018-SFR2, Class C 1.39% (LIBOR 1 Month + 1.28%), 06/17/2037(a) (e)		313	312,442
Series 2018-SFR3, Class C 1.409% (LIBOR 1 Month + 1.30%), 07/17/2037(a) (e)		145	145,409
Series 2018-SFR4, Class A 1.209% (LIBOR 1 Month + 1.10%), 01/17/2038(a) (e)		832	830,728
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMA 2.06% (LIBOR 1 Month + 1.95%), 11/15/2026(e) (f)		200	184,678

	Principal Amount (000)		U.S. $ Value

Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 1.61% (LIBOR 1 Month + 1.50%), 07/15/2036(a) (e)	U.S.$	372	$372,323

			17,906,334

Total Commercial Mortgage-Backed Securities (cost $39,983,092)			39,843,801

ASSET-BACKED SECURITIES – 1.8%
Other ABS - Fixed Rate – 1.1%
AB Issuer LLC Series 2021-1, Class A2 3.734%, 07/30/2051(a)		1,149	1,143,920
Affirm Asset Securitization Trust
Series 2020-A, Class A 2.10%, 02/18/2025(a)		815	816,970
Series 2021-Z1, Class A 1.07%, 08/15/2025(a)		412	410,920
Series 2021-Z2, Class A 1.17%, 11/16/2026(a)		440	439,231
Atalaya Equipment Leasing Trust
Series 2021-1A, Class A1 0.326%, 11/15/2022(a)		460	459,991
Series 2021-1A, Class B 2.08%, 02/15/2027(a)		249	248,206
Cajun Global LLC Series 2021-1, Class A2 3.931%, 11/20/2051(a)		244	242,979
College Ave Student Loans Series 2021-C, Class B 2.72%, 07/26/2055(a)		311	311,597
Conn’s Receivables Funding Series 2021-A, Class A 1.05%, 05/15/2026(a)		1,604	1,603,343
Consumer Loan Underlying Bond CLUB Credit Trust Series 2020-P1, Class B 2.92%, 03/15/2028(a)		271	272,454
Diamond Issuer Series 2021-1A, Class A 2.305%, 11/20/2051(a)		1,139	1,130,762
Domino’s Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.662%, 04/25/2051(a)		629	631,487
GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(a)		470	468,944
Hardee’s Funding LLC
Series 2018-1A, Class A23 5.71%, 06/20/2048(a)		572	630,570
Series 2020-1A, Class A2 3.981%, 12/20/2050(a)		433	453,656

	Principal Amount (000)		U.S. $ Value

MVW LLC Series 2021-2A, Class B 1.83%, 05/20/2039(a)	U.S.$	653	$648,858
Neighborly Issuer LLC Series 2021-1A, Class A2 3.584%, 04/30/2051(a)		449	450,572
Nelnet Student Loan Trust
Series 2021-BA, Class B 2.68%, 04/20/2062(a)		140	139,580
Series 2021-CA, Class B 2.53%, 04/20/2062(a)		859	841,967
Series 2021-DA, Class B 2.90%, 04/20/2062(a)		457	461,024
SBA Tower Trust Series 2014-2A, Class C 3.869%, 10/15/2049(a)		774	801,388
SoFi Consumer Loan Program Trust Series 2018-1, Class B 3.65%, 02/25/2027(a)		67	67,545
Upstart Securitization Trust
Series 2020-3, Class A 1.702%, 11/20/2030(a)		264	264,790
Series 2021-3, Class B 1.66%, 07/20/2031(a)		750	740,232

			13,680,986

Autos - Fixed Rate – 0.5%
Avis Budget Rental Car Funding AESOP LLC
Series 2018-1A, Class A 3.70%, 09/20/2024(a)		1,240	1,286,116
Series 2018-2A, Class A 4.00%, 03/20/2025(a)		500	527,086
Carvana Auto Receivables Trust
Series 2021-N3, Class C 1.02%, 06/12/2028		502	496,895
Series 2021-N4, Class D 2.30%, 09/11/2028		215	214,934
Series 2021-P4, Class D 2.61%, 09/11/2028		596	595,730
CPS Auto Trust Series 2021-C, Class D 1.69%, 06/15/2027(a)		740	730,739
FHF Trust Series 2021-2A, Class A 0.83%, 12/15/2026(a)		486	482,191
First Investors Auto Owner Trust Series 2020-1A, Class A 1.49%, 01/15/2025(a)		86	86,590
Ford Credit Auto Owner Trust Series 2021-1, Class D 2.31%, 10/17/2033(a)		824	813,618
LAD Auto Receivables Trust Series 2021-1A, Class A 1.30%, 08/17/2026(a)		909	906,473

	Principal Amount (000)		U.S. $ Value

Santander Bank NA - SBCLN Series 2021-1A, Class B 1.833%, 12/15/2031(a)	U.S.$	364	$363,196

			6,503,568

Credit Cards - Fixed Rate – 0.2%
Brex Commercial Charge Card Master Trust Series 2021-1, Class A 2.09%, 07/15/2024(a)		602	605,574
Mission Lane Credit Card Master Trust Series 2021-A, Class B 2.24%, 09/15/2026(a)		244	239,827
World Financial Network Credit Card Master Trust Series 2019-B, Class M 3.04%, 04/15/2026		1,065	1,077,098

			1,922,499

Total Asset-Backed Securities (cost $22,034,721)			22,107,053

COLLATERALIZED LOAN OBLIGATIONS – 1.6%
CLO - Floating Rate – 1.6%
AGL CLO 12 Ltd. Series 2021-12A, Class D 2.98% (LIBOR 3 Month + 2.85%), 07/20/2034(a) (e)		350	344,876
Balboa Bay Loan Funding Ltd.
Series 2020-1A, Class DR 3.365% (LIBOR 3 Month + 3.15%), 01/20/2032(a) (e)		700	699,999
Series 2021-1A, Class A 1.347% (LIBOR 3 Month + 1.20%), 07/20/2034(a) (e)		816	816,608
Ballyrock CLO 15 Ltd. Series 2021-1A, Class C 3.224% (LIBOR 3 Month + 3.10%), 04/15/2034(a) (e)		375	371,050
Ballyrock CLO 17 Ltd. Series 2021-17A, Class A1A 1.286% (LIBOR 3 Month + 1.15%), 10/20/2034(a) (e)		250	249,777
Black Diamond CLO Ltd. Series 2016-1A, Class A2AR 1.875% (LIBOR 3 Month + 1.75%), 04/26/2031(a) (e)		250	248,340
Dryden CLO Ltd.
Series 2020-78A, Class C 2.072% (LIBOR 3 Month + 1.95%), 04/17/2033(a) (e)		830	830,541
Series 2020-78A, Class D 3.122% (LIBOR 3 Month + 3.00%), 04/17/2033(a) (e)		500	500,278

	Principal Amount (000)		U.S. $ Value

Elevation CLO Ltd. Series 2020-11A, Class C 2.324% (LIBOR 3 Month + 2.20%), 04/15/2033(a) (e)	U.S.$	670	$650,884
Elmwood CLO IX Ltd.
Series 2021-2A, Class A 1.269% (LIBOR 3 Month + 1.13%), 07/20/2034(a) (e)		452	451,743
Series 2021-2A, Class B 1.689% (LIBOR 3 Month + 1.55%), 07/20/2034(a) (e)		250	247,286
Series 2021-2A, Class D 3.089% (LIBOR 3 Month + 2.95%), 07/20/2034(a) (e)		368	364,819
Flatiron CLO 21 Ltd.
Series 2021-1A, Class A1 1.261% (LIBOR 3 Month + 1.11%), 07/19/2034(a) (e)		340	338,851
Series 2021-1A, Class B 1.751% (LIBOR 3 Month + 1.60%), 07/19/2034(a) (e)		250	247,462
Series 2021-1A, Class D 3.051% (LIBOR 3 Month + 2.90%), 07/19/2034(a) (e)		390	381,295
Goldentree Loan Management US CLO Ltd. Series 2020-7A, Class AR 1.202% (LIBOR 3 Month + 1.07%), 04/20/2034(a) (e)		883	879,430
Greywolf CLO VI Ltd. Series 2018-1A, Class A2 1.755% (LIBOR 3 Month + 1.63%), 04/26/2031(a) (e)		250	249,332
ICG US CLO Ltd. Series 2015-1A, Class A1R 1.264% (LIBOR 3 Month + 1.14%), 10/19/2028(a) (e)		474	474,033
Kayne CLO 7 Ltd. Series 2020-7A, Class C 2. 122% (LIBOR 3 Month + 2.00%), 04/17/2033(a) (e)		250	250,200
Kings Park CLO Ltd. Series 2021-1A, Class A 1.478% (LIBOR 3 Month + 1.13%), 01/21/2035(a) (e)		250	249,848
Madison Park Funding LI Ltd. Series 2021-51A, Class B 1.85% (LIBOR 3 Month + 1.70%), 07/19/2034(a) (e)		772	772,241
Magnetite XXVI Ltd. Series 2020-26A, Class A1R 1.21% (LIBOR 3 Month + 1.12%), 07/25/2034(a) (e)		1,576	1,573,776

	Principal Amount (000)		U.S. $ Value

Marble Point CLO XI Ltd. Series 2017-2A, Class A 1.302% (LIBOR 3 Month + 1.18%), 12/18/2030(a) (e)	U.S.$	678	$676,630
Neuberger Berman Loan Advisers CLO 42 Ltd. Series 2021-42A, Class D 2.922% (LIBOR 3 Month + 2.80%), 07/16/2035(a) (e)		455	446,263
Neuberger Berman Loan Advisers CLO 43 Ltd. Series 2021-43A, Class A 1.242% (LIBOR 3 Month + 1.13%), 07/17/2035(a) (e)		965	964,515
OCP CLO Ltd. Series 2020-18A, Class AR 1.222% (LIBOR 3 Month + 1.09%), 07/20/2032(a) (e)		1,156	1,156,667
Octagon Loan Funding Ltd. Series 2014-1A, Class ARR 1.34% (LIBOR 3 Month + 1.18%), 11/18/2031(a) (e)		461	460,729
OZLM XVIII Ltd. Series 2018-18A, Class A 1.144% (LIBOR 3 Month + 1.02%), 04/15/2031(a) (e)		745	745,021
Peace Park CLO Ltd. Series 2021-1A, Class A 1.268% (LIBOR 3 Month + 1.13%), 10/20/2034(a) (e)		287	286,999
Pikes Peak CLO 8 Series 2021-8A, Class A 1.322% (LIBOR 3 Month + 1.17%), 07/20/2034(a) (e)		1,046	1,045,967
Regatta XX Funding Ltd. Series 2021-2A, Class D 3.184% (LIBOR 3 Month + 3.10%), 10/15/2034(a) (e)		517	511,281
Regatta XXIV Funding Ltd.
Series 2021-5A, Class A1 1.239% (LIBOR 3 Month + 1.15%), 01/20/2035(a) (e)		250	249,790
Series 2021-5A, Class D 3.189% (LIBOR 3 Month + 3.10%), 01/20/2035(a) (e)		250	249,003
Rockford Tower CLO Ltd.
Series 2021-1A, Class D 3.132% (LIBOR 3 Month + 3.00%), 07/20/2034(a) (e)		600	592,883
Series 2021-2A, Class D 3.363% (LIBOR 3 Month + 3.25%), 07/20/2034(a) (e)		449	446,012

	Principal Amount (000)		U.S. $ Value

THL Credit Wind River CLO Ltd. Series 2017-4A, Class B 1.61% (LIBOR 3 Month + 1.45%), 11/20/2030(a) (e)	U.S.$	300	$299,110
Voya CLO Ltd. Series 2019-1A, Class DR 2.974% (LIBOR 3 Month + 2.85%), 04/15/2031(a) (e)		340	329,598

Total Collateralized Loan Obligations (cost $19,741,505)			19,653,137

QUASI-SOVEREIGNS – 1.2%
Quasi-Sovereign Bonds – 1.2%
China – 0.9%
China Development Bank
Series 1805 4.88%, 02/09/2028	CNY	37,240	6,448,652
Series 1904 3.68%, 02/26/2026		19,350	3,132,897
State Grid Overseas Investment Ltd. 4.125%, 05/07/2024(a)	U.S.$	951	1,013,224

			10,594,773

Indonesia – 0.1%
Indonesia Asahan Aluminium Persero PT 4.75%, 05/15/2025(a)		533	566,313
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 5.45%, 05/21/2028(a)		618	708,112

			1,274,425

Mexico – 0.2%
Comision Federal de Electricidad 3.348%, 02/09/2031(a)		1,672	1,639,396
Petroleos Mexicanos 6.75%, 09/21/2047		467	412,128

			2,051,524

Total Quasi-Sovereigns (cost $12,590,276)			13,920,722

EMERGING MARKETS - CORPORATE BONDS – 0.8%
Industrial – 0.8%
Basic – 0.2%
Braskem Idesa SAPI 6.99%, 02/20/2032(a)		305	306,430
Cia de Minas Buenaventura SAA 5.50%, 07/23/2026(a)		228	222,129
CSN Resources SA 4.625%, 06/10/2031(a)		828	788,049
Vedanta Resources Finance II PLC 13.875%, 01/21/2024(a)		661	699,544
Volcan Cia Minera SAA 4.375%, 02/11/2026(a)		319	307,795

			2,323,947

	Principal Amount (000)		U.S. $ Value

Capital Goods – 0.3%
Cemex SAB de CV 3.875%, 07/11/2031(a)	U.S.$	792	$789,525
5.45%, 11/19/2029(a)		430	461,256
Embraer Netherlands Finance BV 5.40%, 02/01/2027		853	888,719
6.95%, 01/17/2028(a)		1,052	1,165,945
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(a)		639	3,388

			3,308,833

Communications - Media – 0.1%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(a)		1,127	1,094,458

Consumer Cyclical - Other – 0.0%
Wynn Macau Ltd. 5.625%, 08/26/2028(a)		587	540,407

Consumer Non-Cyclical – 0.1%
BRF GmbH 4.35%, 09/29/2026(a)		274	276,620
Natura Cosmeticos SA 4.125%, 05/03/2028(a)		606	591,532
Teva Pharmaceutical Finance Netherlands II BV 3.75%, 05/09/2027	EUR	200	226,391

			1,094,543

Energy – 0.0%
Leviathan Bond Ltd. 6.125%, 06/30/2025(a)	U.S.$	196	207,099

Services – 0.1%
MercadoLibre, Inc. 2.375%, 01/14/2026		400	387,000
3.125%, 01/14/2031		307	290,556

			677,556

			9,246,843

Utility – 0.0%
Electric – 0.0%
Terraform Global Operating LLC 6.125%, 03/01/2026(f)		133	135,882

	Principal Amount (000)		U.S. $ Value

Financial Institutions – 0.0%
Other Finance – 0.0%
OEC Finance Ltd. 7.875%, 12/27/2033(a) (l)	U.S.$	120	$5,333
10.685%, 12/26/2046(a) (l)		453	20,334

			25,667

Total Emerging Markets - Corporate Bonds (cost $9,950,644)			9,408,392

EMERGING MARKETS - SOVEREIGNS – 0.5%
Bahrain – 0.1%
Bahrain Government International Bond 5.625%, 09/30/2031(a)		490	481,058

Dominican Republic – 0.1%
Dominican Republic International Bond 4.875%, 09/23/2032(a)		1,307	1,328,075

Egypt – 0.1%
Egypt Government International Bond 5.875%, 02/16/2031(a)		1,109	981,687
7.30%, 09/30/2033(a)		320	294,016

			1,275,703

Ivory Coast – 0.0%
Ivory Coast Government International Bond 5.875%, 10/17/2031(a)	EUR	290	338,790

Nigeria – 0.0%
Nigeria Government International Bond 6.125%, 09/28/2028(a)	U.S.$	313	301,321

Oman – 0.1%
Oman Government International Bond 4.875%, 02/01/2025(a)		550	572,165
6.25%, 01/25/2031(a)		586	639,033

			1,211,198

Senegal – 0.1%
Senegal Government International Bond 6.25%, 05/23/2033(a)		585	599,625

Total Emerging Markets - Sovereigns (cost $5,575,804)			5,535,770

	Notional Amount

OPTIONS PURCHASED - PUTS – 0.5%
Options on Equity Indices – 0.5%
Euro STOXX 50 Index Expiration: Sep 2022; Contracts: 6,070; Exercise Price: EUR 3,300.00; Counterparty: UBS AG(m)	EUR	20,031,000	533,447

	Notional Amount		U.S. $ Value

FTSE 100 Index Expiration: Apr 2022; Contracts: 1,350; Exercise Price: GBP 5,600.00; Counterparty: JPMorgan Chase Bank, NA(m)	GBP	7,560,000	$46,393
FTSE 100 Index Expiration: Dec 2022; Contracts: 1,200; Exercise Price: GBP 5,700.00; Counterparty: UBS AG(m)	GBP	6,840,000	243,388
Nikkei 225 Index Expiration: Dec 2022; Contracts: 72,000; Exercise Price: JPY 23,000.00; Counterparty: UBS AG(m)	JPY	1,656,000,000	440,108
S&P 500 Index Expiration: Nov 2022; Contracts: 42,600; Exercise Price: USD 3,575.00; Counterparty: UBS AG(m)	USD	152,295,000	4,254,908

Total Options Purchased - Puts (premiums paid $6,504,026)			5,518,244

	Principal Amount (000)

GOVERNMENTS - SOVEREIGN BONDS – 0.4%
Colombia – 0.1%
Colombia Government International Bond 3.25%, 04/22/2032	U.S.$	240	216,000
3.875%, 04/25/2027		385	387,839

			603,839

Germany – 0.0%
Kreditanstalt fuer Wiederaufbau Zero Coupon, 06/15/2029(a)	EUR	396	452,104

Indonesia – 0.1%
Indonesia Government International Bond 1.00%, 07/28/2029		225	251,680
3.375%, 07/30/2025(a)		470	587,868

			839,548

Mexico – 0.1%
Mexico Government International Bond 4.75%, 04/27/2032	U.S.$	745	841,990

Panama – 0.1%
Panama Government International Bond 6.70%, 01/26/2036		570	763,551

Qatar – 0.0%
Qatar Government International Bond 3.40%, 04/16/2025(a)		443	469,663

Saudi Arabia – 0.0%
Saudi Government International Bond 2.90%, 10/22/2025(a)		428	447,661

Total Governments - Sovereign Bonds (cost $4,459,243)			4,418,356

	Principal Amount (000)		U.S. $ Value

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.3%
United States – 0.3%
City of New York Series 2021D 1.923%, 08/01/2031	U.S.$	885	$866,901
Port Authority of New York & New Jersey Series 2020A 1.086%, 07/01/2023		745	748,970
State Board of Administration Finance Corp. Series 2020-A 1.705%, 07/01/2027		652	650,371
Tobacco Settlement Finance Authority/WV 3.00%, 06/01/2035		682	698,738
University of California Series 2021B 3.071%, 05/15/2051		1,130	1,139,514

Total Local Governments - US Municipal Bonds (cost $4,083,335)			4,104,494

GOVERNMENTS - SOVEREIGN AGENCIES – 0.2%
Canada – 0.1%
Canada Housing Trust No. 1 2.10%, 09/15/2029(a)	CAD	1,340	1,087,530

Japan – 0.1%
Development Bank of Japan, Inc. Series G 0.01%, 10/15/2024(a)	EUR	776	886,418

Total Governments - Sovereign Agencies (cost $2,005,325)			1,973,948

LOCAL GOVERNMENTS - REGIONAL BONDS – 0.1%
Japan – 0.1%
Japan Finance Organization for Municipalities Series G 0.05%, 02/12/2027(a) (cost $772,436)		641	727,494

AGENCIES – 0.1%
Agency Debentures – 0.1%
Federal Home Loan Bank 2.50%, 02/13/2024 (cost $584,098)	U.S.$	585	606,124

COVERED BONDS – 0.0%
DNB Boligkreditt AS 0.625%, 06/19/2025(a) (cost $409,738)	EUR	336	392,455

	Shares		U.S. $ Value

SHORT-TERM INVESTMENTS – 17.8%
Investment Companies – 15.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(j) (k) (n) (cost $182,494,401)		182,494,401	$182,494,401

	Principal Amount (000)

U.S. Treasury Bills – 1.4%
U.S. Treasury Bill Zero Coupon, 01/04/2022-09/08/2022 (cost $16,586,101)	U.S.$	16,589	16,582,372

Governments - Treasuries – 1.1%
Japan – 1.1%
Japan Treasury Discount Bill Series 1035 Zero Coupon, 02/14/2022 (cost $12,967,983)	JPY	1,477,500	12,846,145

Total Short-Term Investments (cost $212,048,485)			211,922,918

Total Investments – 102.0% (cost $1,198,999,727)(o)			1,216,549,076
Other assets less liabilities – (2.0)%			(23,408,246)

Net Assets – 100.0%			$1,193,140,830

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	114	March 2022	$11,542,636	$23,599
10 Yr Japan Bond (OSE) Futures	15	March 2022	19,767,452	(67,934)
Euro STOXX 50 Index Futures	1,134	March 2022	55,354,136	1,336,281
Euro-Bund Futures	80	March 2022	15,608,374	(268,103)
FTSE 100 Index Futures	203	March 2022	20,124,202	(110,347)
Long Gilt Futures	76	March 2022	12,848,437	(166,226)
MSCI Emerging Markets Futures	283	March 2022	17,352,145	(194,447)
MSCI Singapore IX ETS Futures	264	January 2022	6,663,669	42,911
Nikkei 225 (CME) Futures	11	March 2022	2,752,152	24,018
Russell 2000 E-Mini Futures	129	March 2022	14,466,060	216,587
S&P 500 E-Mini Futures	965	March 2022	229,597,625	2,666,508
S&P Mid 400 E-Mini Futures	36	March 2022	10,215,720	227,225
SPI 200 Futures	10	March 2022	1,336,327	25,181
TOPIX Index Futures	184	March 2022	31,863,688	135,880
U.S. 10 Yr Ultra Futures	52	March 2022	7,614,750	16,477
U.S. Long Bond (CBT) Futures	36	March 2022	5,775,750	94,731
U.S. T-Note 2 Yr (CBT) Futures	172	March 2022	37,525,563	(62,892)
U.S. T-Note 5 Yr (CBT) Futures	70	March 2022	8,468,359	(337)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
U.S. T-Note 10 Yr (CBT) Futures	355	March 2022	$46,316,406	$363,993
U.S. Ultra Bond (CBT) Futures	120	March 2022	23,655,000	475,390
Sold Contracts
10 Yr Canadian Bond Futures	52	March 2022	5,862,872	(112,304)
Euro-BOBL Futures	102	March 2022	15,472,756	133,808
Hang Seng Index Futures	36	January 2022	5,413,470	(66,953)
Long Gilt Futures	6	March 2022	1,014,350	4,378
OMXS30 Index Futures	161	January 2022	4,310,432	(2,679)
S&P TSX 60 Index Futures	13	March 2022	2,632,784	10,913
U.S. T-Note 2 Yr (CBT) Futures	23	March 2022	5,017,953	598
U.S. T-Note 5 Yr (CBT) Futures	74	March 2022	8,952,266	10,674
U.S. Ultra Bond (CBT) Futures	15	March 2022	2,956,875	(61,459)

				$4,695,471

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	853	MXN	17,508	01/13/2022	$492
Barclays Bank PLC	INR	226,555	USD	2,989	01/07/2022	(54,679)
Barclays Bank PLC	USD	2,988	RUB	223,333	03/02/2022	(34,230)
BNP Paribas SA	USD	2,915	GBP	2,172	01/14/2022	24,601
BNP Paribas SA	USD	4,587	GBP	3,383	01/14/2022	(8,454)
BNP Paribas SA	USD	3,008	NZD	4,339	01/20/2022	(36,813)
BNP Paribas SA	ZAR	70,433	USD	4,312	01/25/2022	(94,407)
BNP Paribas SA	AUD	8,614	USD	6,294	02/08/2022	26,342
Citibank, NA	KRW	11,600,172	USD	9,830	01/20/2022	80,242
Citibank, NA	NOK	20,183	USD	2,220	01/20/2022	(70,954)
Citibank, NA	USD	3,236	KRW	3,855,855	01/20/2022	4,539
Citibank, NA	USD	979	SEK	8,906	01/20/2022	6,856
Citibank, NA	USD	430	COP	1,677,804	01/21/2022	(18,394)
Citibank, NA	USD	3,026	IDR	43,587,729	01/27/2022	36,467
Citibank, NA	JPY	4,545,187	USD	39,929	02/09/2022	405,505
Citibank, NA	EUR	782	USD	909	02/10/2022	17,228
Citibank, NA	USD	25,850	CAD	32,548	02/10/2022	(120,502)
Citibank, NA	USD	29,013	EUR	25,107	02/10/2022	(407,712)
Citibank, NA	USD	2,592	RUB	193,520	03/02/2022	(32,261)
Deutsche Bank AG	EUR	64,953	USD	75,094	02/10/2022	1,090,133
Goldman Sachs Bank USA	CHF	2,839	USD	3,094	01/13/2022	(22,056)
Goldman Sachs Bank USA	MXN	63,412	USD	2,896	01/13/2022	(196,596)
Goldman Sachs Bank USA	GBP	12,075	USD	16,010	01/14/2022	(333,382)
Goldman Sachs Bank USA	NOK	26,681	USD	3,200	01/20/2022	171,523
Goldman Sachs Bank USA	NOK	26,767	USD	2,972	01/20/2022	(66,269)
Goldman Sachs Bank USA	NZD	4,314	USD	3,073	01/20/2022	118,507
Goldman Sachs Bank USA	SEK	51,402	USD	5,678	01/20/2022	(11,378)
Goldman Sachs Bank USA	USD	171	SEK	1,549	01/20/2022	768
Goldman Sachs Bank USA	USD	6,800	JPY	775,294	02/09/2022	(58,565)
Goldman Sachs Bank USA	EUR	3,107	USD	3,572	02/10/2022	31,754
Goldman Sachs Bank USA	MYR	12,301	USD	2,898	06/16/2022	(37,109)
HSBC Bank USA	USD	3,028	INR	227,084	01/07/2022	22,670
HSBC Bank USA	CHF	6,950	USD	7,572	01/13/2022	(56,582)
HSBC Bank USA	GBP	4,782	USD	6,408	01/14/2022	(64,101)
HSBC Bank USA	SEK	79,420	USD	9,091	01/20/2022	301,021
HSBC Bank USA	TWD	85,599	USD	3,063	01/20/2022	(28,256)
HSBC Bank USA	USD	18,008	NOK	154,009	01/20/2022	(524,913)
HSBC Bank USA	USD	205	SEK	1,787	01/20/2022	(7,104)
HSBC Bank USA	USD	3,110	TWD	86,000	01/20/2022	(4,334)
HSBC Bank USA	IDR	44,033,555	USD	3,054	01/27/2022	(40,338)
HSBC Bank USA	AUD	1,337	USD	976	02/08/2022	3,953
HSBC Bank USA	CNH	2,890	USD	451	02/17/2022	(1,537)
JPMorgan Chase Bank, NA	USD	3,120	NOK	26,705	01/20/2022	(88,389)
JPMorgan Chase Bank, NA	USD	4,372	SEK	38,012	01/20/2022	(164,637)
JPMorgan Chase Bank, NA	USD	787	COP	3,080,015	01/21/2022	(31,229)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	AUD	2,538	USD	1,885	02/08/2022	$38,906
Morgan Stanley Capital Services, Inc.	CHF	10,507	USD	11,426	01/13/2022	(107,332)
Morgan Stanley Capital Services, Inc.	USD	19,017	CHF	17,457	01/13/2022	145,275
Morgan Stanley Capital Services, Inc.	USD	1,820	MXN	37,397	01/13/2022	4,091
Morgan Stanley Capital Services, Inc.	GBP	9,060	USD	12,143	01/14/2022	(119,959)
Morgan Stanley Capital Services, Inc.	USD	25,298	GBP	19,132	01/14/2022	597,070
Morgan Stanley Capital Services, Inc.	NOK	13,548	USD	1,600	01/20/2022	61,863
Morgan Stanley Capital Services, Inc.	NOK	130,655	USD	14,554	01/20/2022	(277,744)
Morgan Stanley Capital Services, Inc.	SEK	62,258	USD	7,210	01/20/2022	319,605
Morgan Stanley Capital Services, Inc.	USD	6,044	NOK	52,469	01/20/2022	(88,138)
Morgan Stanley Capital Services, Inc.	USD	16,188	SEK	146,610	01/20/2022	39,248
Morgan Stanley Capital Services, Inc.	USD	18,461	SEK	163,796	01/20/2022	(332,531)
Morgan Stanley Capital Services, Inc.	USD	3,058	TWD	85,584	01/20/2022	32,923
Morgan Stanley Capital Services, Inc.	USD	4,464	ZAR	71,066	01/25/2022	(17,032)
Morgan Stanley Capital Services, Inc.	AUD	32,713	USD	24,138	02/08/2022	335,819
Morgan Stanley Capital Services, Inc.	AUD	4,613	USD	3,300	02/08/2022	(56,856)
Morgan Stanley Capital Services, Inc.	USD	3,676	AUD	5,085	02/08/2022	24,156
Morgan Stanley Capital Services, Inc.	JPY	2,770,308	USD	24,290	02/09/2022	199,966
Morgan Stanley Capital Services, Inc.	USD	23,932	JPY	2,720,234	02/09/2022	(277,724)
Morgan Stanley Capital Services, Inc.	CAD	36,953	USD	29,326	02/10/2022	113,984
Morgan Stanley Capital Services, Inc.	EUR	23,572	USD	26,717	02/10/2022	(140,880)
Morgan Stanley Capital Services, Inc.	USD	13,197	CAD	16,845	02/10/2022	118,663
Morgan Stanley Capital Services, Inc.	USD	11,720	EUR	10,331	02/10/2022	50,550
Natwest Markets PLC	MXN	64,791	USD	3,173	01/13/2022	13,339
Standard Chartered Bank	USD	3,055	KRW	3,640,329	01/20/2022	4,799
Standard Chartered Bank	EUR	884	USD	1,027	02/10/2022	19,758
Standard Chartered Bank	EUR	1,382	USD	1,568	02/10/2022	(6,650)
State Street Bank & Trust Co.	USD	44	CHF	40	01/13/2022	93
State Street Bank & Trust Co.	USD	456	MXN	9,358	01/13/2022	766
State Street Bank & Trust Co.	GBP	243	USD	321	01/14/2022	(7,826)
State Street Bank & Trust Co.	SEK	1,784	USD	201	01/20/2022	4,018
State Street Bank & Trust Co.	SEK	1,803	USD	198	01/20/2022	(1,109)
State Street Bank & Trust Co.	AUD	634	USD	469	02/08/2022	7,586
State Street Bank & Trust Co.	AUD	1,998	USD	1,424	02/08/2022	(29,489)
State Street Bank & Trust Co.	USD	109	AUD	153	02/08/2022	1,854
State Street Bank & Trust Co.	CAD	423	USD	327	02/10/2022	(7,040)
State Street Bank & Trust Co.	EUR	4,427	USD	5,056	02/10/2022	12,989

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	EUR	1,559	USD	1,766	02/10/2022	$(11,618)
State Street Bank & Trust Co.	USD	395	CAD	502	02/10/2022	1,863
State Street Bank & Trust Co.	USD	1,825	EUR	1,616	02/10/2022	15,668
State Street Bank & Trust Co.	USD	342	EUR	300	02/10/2022	(169)
UBS AG	USD	3,078	CHF	2,844	01/13/2022	44,210
UBS AG	USD	3,055	MXN	64,526	01/13/2022	92,151
UBS AG	GBP	5,628	USD	7,636	01/14/2022	17,999
UBS AG	TWD	85,622	USD	3,070	01/20/2022	(22,024)
UBS AG	COP	4,890,393	USD	1,267	01/21/2022	66,936
UBS AG	USD	2,125	EUR	1,829	02/10/2022	(41,397)
UBS AG	CNH	146,025	USD	22,772	02/17/2022	(116,488)

						$451,562

PUT OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
FTSE 100 Index(p)	UBS AG	1,350	GBP	5,600.00	April 2022	GBP	7,560	$196,388	$(46,393)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAIG Series 37, 5 Year Index, 12/20/2026*	(1.00)%	Quarterly	0.49%	USD	43,480	$(1,070,600)	$(961,372)	$(109,228)
iTraxxx Xover Series 36, 5 Year Index, 12/20/2026*	(5.00)	Quarterly	2.42	EUR	3,710	(505,566)	(440,391)	(65,175)
Malaysia, 12/20/2026*	(1.00)	Quarterly	0.46	USD	26,220	(696,299)	(609,435)	(86,864)
People’s Republic of China, 7.500%, 10/28/2027, 12/20/2026*	(1.00)	Quarterly	0.41	USD	13,820	(401,773)	(379,974)	(21,799)
Sale Contracts
CDX-NAHY Series 34, 5 Year Index, 06/20/2025*	5.00	Quarterly	2.48	USD	664	55,458	27,282	28,176
CDX-NAHY Series 37, 5 Year Index, 12/20/2026*	5.00	Quarterly	2.93	USD	1,561	145,454	141,161	4,293

						$(2,473,326)	$(2,222,729)	$(250,597)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	28,500	02/26/2022	CPI#	1.440%	Maturity	$(1,591,449)	$—	$(1,591,449)
USD	17,150	02/28/2022	CPI#	1.352%	Maturity	(989,432)	—	(989,432)
USD	5,000	07/15/2022	1.484%	CPI#	Maturity	354,992	—	354,992
USD	28,500	02/26/2025	1.589%	CPI#	Maturity	2,750,439	—	2,750,439
USD	17,150	02/28/2025	1.527%	CPI#	Maturity	1,709,779	—	1,709,779
USD	8,470	09/07/2031	2.519%	CPI#	Maturity	381,770	—	381,770

						$2,616,099	$—	$2,616,099

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
SEK	204,850	08/30/2024	3 Month STIBOR	(0.165)%	Quarterly/ Annual	$(363,186)	$55	$(363,241)
NZD	1,981	11/01/2024	3 Month BKBM	2.580%	Quarterly/ Semi-Annual	11,201	—	11,201
NZD	5,299	11/02/2024	3 Month BKBM	2.503%	Quarterly/ Semi-Annual	21,639	—	21,639
USD	610	04/21/2025	1.972%	3 Month LIBOR	Semi-Annual/ Quarterly	(17,604)	—	(17,604)
USD	370	06/09/2025	2.470%	3 Month LIBOR	Semi-Annual/ Quarterly	(16,220)	—	(16,220)
USD	484	08/04/2025	2.285%	3 Month LIBOR	Semi-Annual/ Quarterly	(22,397)	—	(22,397)
USD	1,990	04/27/2026	1.773%	3 Month LIBOR	Semi-Annual/ Quarterly	(45,142)	—	(45,142)
USD	840	10/04/2026	1.459%	3 Month LIBOR	Semi-Annual/ Quarterly	(7,386)	32,165	(39,551)
USD	420	11/08/2026	1.657%	3 Month LIBOR	Semi-Annual/ Quarterly	(7,099)	—	(7,099)
USD	420	11/09/2026	1.672%	3 Month LIBOR	Semi-Annual/ Quarterly	(7,400)	—	(7,400)
USD	1,040	04/04/2027	2.436%	3 Month LIBOR	Semi-Annual/ Quarterly	(62,149)	(7,578)	(54,571)
USD	580	04/26/2027	2.287%	3 Month LIBOR	Semi-Annual/ Quarterly	(29,374)	15	(29,389)
USD	10,260	06/05/2027	0.558%	3 Month LIBOR	Semi-Annual/ Quarterly	447,251	—	447,251
USD	6,030	07/20/2027	2.227%	3 Month LIBOR	Semi-Annual/ Quarterly	(328,807)	21,569	(350,376)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,360	09/27/2029	1.593%	3 Month LIBOR	Semi-Annual/ Quarterly	$(15,218)	$—	$(15,218)
USD	1,830	12/13/2029	1.764%	3 Month LIBOR	Semi-Annual/ Quarterly	(37,165)	—	(37,165)
USD	15,740	05/21/2031	1.617%	3 Month LIBOR	Semi-Annual/ Quarterly	(124,940)	—	(124,940)
USD	1,010	11/10/2035	2.613%	3 Month LIBOR	Semi-Annual/ Quarterly	(124,049)	—	(124,049)
EUR	2,300	09/30/2050	0.122%	6 Month EURIBOR	Annual/ Semi-Annual	261,174	—	261,174
EUR	2,300	09/30/2050	6 Month EURIBOR	(0.017)%	Semi-Annual/ Annual	(361,722)	—	(361,722)
EUR	2,310	11/10/2050	0.023%	6 Month EURIBOR	Annual/ Semi-Annual	336,496	—	336,496
EUR	2,310	11/10/2050	6 Month EURIBOR	(0.043)%	Semi-Annual/ Annual	(384,582)	—	(384,582)
CAD	405	03/03/2051	2.297%	3 Month CDOR	Semi-Annual	(14,238)	16	(14,254)
CAD	2,930	03/04/2051	2.333%	3 Month CDOR	Semi-Annual	(121,478)	—	(121,478)

						$(1,012,395)	$46,242	$(1,058,637)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)%	Monthly	5.83%	USD	1,502	$136,570	$99,953	$36,617
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.83	USD	1,219	110,840	83,954	26,886
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.83	USD	302	27,459	19,554	7,905
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.83	USD	302	27,459	19,554	7,905
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.83	USD	286	26,005	18,934	7,071

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)%	Monthly	5.83%	USD	153	$13,913	$10,909	$3,004
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.83	USD	76	6,911	5,755	1,156
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.83	USD	654	59,468	126,263	(66,795)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.83	USD	647	58,827	129,236	(70,409)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.83	USD	796	72,377	156,848	(84,471)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.83	USD	795	72,285	156,772	(84,487)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.83	USD	1,636	148,750	318,719	(169,969)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.83	USD	3,272	297,500	649,461	(351,961)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.83	USD	745	67,739	126,622	(58,883)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.83	USD	344	31,280	68,005	(36,725)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.83	USD	396	36,007	75,289	(39,282)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.83	USD	795	72,285	159,016	(86,731)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	8	(2,231)	(1,227)	(1,004)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	8	(2,232)	(981)	(1,251)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	17	(4,743)	(1,647)	(3,096)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	25	$(6,975)	$(3,233)	$(3,742)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	23	(6,416)	(2,642)	(3,774)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	36	(10,043)	(5,110)	(4,933)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	34	(9,485)	(4,295)	(5,190)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	33	(9,206)	(3,988)	(5,218)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	38	(10,600)	(4,743)	(5,857)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	38	(10,601)	(4,592)	(6,009)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	53	(14,786)	(6,405)	(8,381)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	49	(13,670)	(5,225)	(8,445)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	54	(14,992)	(5,888)	(9,104)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	58	(16,180)	(6,063)	(10,117)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	76	(21,202)	(8,729)	(12,473)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	78	(21,760)	(8,505)	(13,255)
Credit Suisse International
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	10.00	USD	370	(36,079)	(7,845)	(28,234)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	301	(83,969)	(42,532)	(41,437)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	198	(55,235)	(13,039)	(42,196)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	35	$(9,764)	$(3,908)	$(5,856)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	36	(10,043)	(1,968)	(8,075)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	218	(60,815)	(26,165)	(34,650)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	242	(67,511)	(26,366)	(41,145)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	243	(67,792)	(26,464)	(41,328)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	257	(71,694)	(17,156)	(54,538)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,998	(557,930)	(195,139)	(362,791)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	20	(5,579)	(2,893)	(2,686)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	18	(5,021)	(1,536)	(3,485)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	35	(9,765)	(3,293)	(6,472)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	35	(9,764)	(3,043)	(6,721)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	69	(19,130)	(7,095)	(12,035)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	150	(41,846)	(18,323)	(23,523)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	209	(58,304)	(17,202)	(41,102)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	239	(66,676)	(24,253)	(42,423)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	345	$(96,246)	$(53,709)	$(42,537)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	353	(98,476)	(45,759)	(52,717)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	483	(134,744)	(76,274)	(58,470)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	496	(138,371)	(72,622)	(65,749)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	699	(195,275)	(50,971)	(144,304)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	939	(262,232)	(71,278)	(190,954)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	39	(10,880)	(3,624)	(7,256)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	40	(11,159)	(3,718)	(7,441)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	103	(28,734)	(12,519)	(16,215)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	165	(46,032)	(15,291)	(30,741)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	220	(61,375)	(25,925)	(35,450)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	636	(177,707)	(74,408)	(103,299)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	2,471	(689,881)	(197,947)	(491,934)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	272	(75,878)	(18,269)	(57,609)

						$(2,173,354)	$991,037	$(3,164,391)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
iBoxx $ Liquid High Yield Index	SOFR	Maturity	USD	10,547	03/21/2022	$(106,788)
Receive Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Monthly	CHF	13,044	03/18/2022	444,721
Swiss Market Index Futures	0.00%	Monthly	CHF	1,151	03/18/2022	(3,451)

						$334,482

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2021, the aggregate market value of these securities amounted to $284,796,330 or 23.9% of net assets.

(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2021.
(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.24% of net assets as of December 31, 2021, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
GSF Series 2021-1, Class A1 1.433%, 08/15/2026	02/25/2021	$284,855	$281,778	0.02%
GSF Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021	595,245	586,432	0.05%
GSF Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021	40,001	39,236	0.00%
HFX Funding Series 2017-1A, Class A3 3.647%, 03/15/2035	11/19/2020	1,314,158	1,256,827	0.11%
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-CH1, Class M2 4.353%, 11/25/2024	11/06/2015	26,028	25,651	0.00%
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMA 2.06%, 11/15/2026	11/16/2015	200,143	184,678	0.02%
PMT Credit Risk Transfer Trust Series 2020-1R, Class A 2.452%, 02/27/2023	02/11/2020	223,504	223,432	0.02%
Terraform Global Operating LLC 6.125%, 03/01/2026	02/08/2018	133,000	135,882	0.01%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 5.353%, 11/25/2025	09/28/2015	$159,838	$153,682	0.01%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 5.603%, 11/25/2025	09/28/2015	41,802	41,592	0.00%

(g)	Inverse interest only security.
(h)	IO - Interest Only.
(i)	Fair valued by the Adviser.
(j)	Affiliated investments.
(k)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(l)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at December 31, 2021.
(m)	Non-income producing security.
(n)	The rate shown represents the 7-day yield as of period end.
(o)

As of December 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $46,237,081 and gross unrealized depreciation of investments was $(24,913,748), resulting in net unrealized appreciation of $21,323,333.

(p)	One contract relates to 1 share.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

EUR – Euro

GBP – Great British Pound

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

RUB – Russian Ruble

SEK – Swedish Krona

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

BKBM – Bank Bill Benchmark (New Zealand)

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDOR – Canadian Dealer Offered Rate

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CPI – Consumer Price Index

ETS – Emission Trading Scheme

EURIBOR – Euro Interbank Offered Rate

FTSE – Financial Times Stock Exchange

LIBOR – London Interbank Offered Rate

MSCI – Morgan Stanley Capital International

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

SPI – Share Price Index

STIBOR – Stockholm Interbank Offered Rate

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Overlay B Portfolio

December 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Inflation-Linked Securities	$—	$264,958,264	$—	$264,958,264
Governments - Treasuries	—	246,195,115	—	246,195,115
Corporates - Investment Grade	—	179,288,317	—	179,288,317
Collateralized Mortgage Obligations	—	48,666,873	—	48,666,873
Mortgage Pass-Throughs	—	48,209,046	—	48,209,046
Corporates - Non-Investment Grade	—	47,842,227	—	47,842,227
Investment Companies	41,256,326	—	—	41,256,326
Commercial Mortgage-Backed Securities	—	38,936,355	907,446	39,843,801
Asset-Backed Securities	—	22,107,053	—	22,107,053
Collateralized Loan Obligations	—	19,653,137	—	19,653,137
Quasi-Sovereigns	—	13,920,722	—	13,920,722
Emerging Markets - Corporate Bonds	—	9,408,392	—	9,408,392
Emerging Markets - Sovereigns	—	5,535,770	—	5,535,770
Options Purchased - Puts	—	5,518,244	—	5,518,244
Governments - Sovereign Bonds	—	4,418,356	—	4,418,356
Local Governments - US Municipal Bonds	—	4,104,494	—	4,104,494
Governments - Sovereign Agencies	—	1,973,948	—	1,973,948
Local Governments - Regional Bonds	—	727,494	—	727,494

Investments in Securities:	Level 1	Level 2	Level 3	Total
Agencies	$—	$606,124	$—	$606,124
Covered Bonds	—	392,455	—	392,455
Short-Term Investments:
Investment Companies	182,494,401	—	—	182,494,401
U.S. Treasury Bills	—	16,582,372	—	16,582,372
Governments - Treasuries	—	12,846,145	—	12,846,145

Total Investments in Securities	223,750,727	991,890,903	907,446	1,216,549,076
Other Financial Instruments(a):
Assets:
Futures	5,809,152	—	—	5,809,152
Forward Currency Exchange Contracts	—	4,728,749	—	4,728,749
Centrally Cleared Credit Default Swaps	—	200,912	—	200,912
Centrally Cleared Inflation (CPI) Swaps	—	5,196,980	—	5,196,980
Centrally Cleared Interest Rate Swaps	—	1,077,761	—	1,077,761
Credit Default Swaps	—	1,265,675	—	1,265,675
Total Return Swaps	—	444,721	—	444,721
Liabilities:
Futures	(1,113,681)	—	—	(1,113,681)
Forward Currency Exchange Contracts	—	(4,277,187)	—	(4,277,187)
Put Options Written	—	(46,393)	—	(46,393)
Centrally Cleared Credit Default Swaps	—	(2,674,238)	—	(2,674,238)
Centrally Cleared Inflation (CPI) Swaps	—	(2,580,881)	—	(2,580,881)
Centrally Cleared Interest Rate Swaps	—	(2,090,156)	—	(2,090,156)
Credit Default Swaps	—	(3,439,029)	—	(3,439,029)
Total Return Swaps	—	(110,239)	—	(110,239)

Total	$228,446,198	$989,587,578	$907,446	$1,218,941,222

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2021 is as follows:

							Distributions
Fund	Market Value 09/30/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 12/31/2021 (000)	Dividend Income (000)	Realized Gains (000)
AB All Market Real Return Portfolio	$52,415	$5,028	$13,216	$295	$(3,266)	$41,256	$5,028	$0
Government Money Market Portfolio	179,240	84,983	81,729	0	0	182,494	5	0
Total	$231,655	$90,011	$94,945	$295	$(3,266)	$223,750	$5,033	$0